[NORTHSTAR LOGO APPEARS HERE]


                         ANNUAL REPORT TO SHAREHOLDERS
                               December 31, 1998

                             [GRAPHIC APPEARS HERE]

                                     [PHOTOGRAPH OF MARK L. LIPSON APPEARS HERE]


     NORTHSTAR FUNDS
     ANNUAL REPORT
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

MARK L. LIPSON

Dear Shareholders:

We are pleased to provide you with the annual report of the Northstar Funds for the year ended December 31, 1998. We are gratified with your decision to entrust your assets to the Northstar Funds and are confident that we can assist you in reaching your financial objectives. Our goal is to provide you with long term consistent and superior results through fundamental research, analysis, and traditional investment disciplines. Following this letter is a summary of the results of each Fund by their respective portfolio managers. We hope you will find this informative.

The past year saw significant turmoil in the financial markets. While the U.S. equity market started off the year strongly, it experienced its most significant correction since 1990 in the late summer/early fall as the default of Russia, worries about the passage of a Japanese banking reform bill, and concern over the possible impeachment of the U.S. President weighed heavily on investor psychology. The bond market also experienced significant disclocations, as the global uncertainty caused a flight to quality and Treasury bonds rallied strongly while high yield debt dropped sharply. A continued drop in commodity prices combined with continued decline in the Asian economies and excess productive capacity there gave rise to fears of the worst of economic scenarios -- a global economic slowdown combined with a downward deflationary spiral. The overleverage at Long Term Capital and other hedge funds led to a severe liquidity crunch and shook confidence in the stability of our banks. The aggressive Fed easing in the wake of the Long Term Capital bailout reversed investor psychology early in the fourth quarter and stocks staged a strong rally. The S&P 500 returned 28.6% for the year, its fourth year of over 20% gains -- a phenomenon last experienced in the 1950s -- while the NASDAQ returned 39.7% for the year.

Fears of the worst of all economic scenarios proved to be unfounded in 1998. The turmoil in Asia had minimal impact on our exports and was of great benefit to the consumer, as we are a big importer of Asian goods. As a result, U.S. GDP continued to grow strongly in 1998, advancing at about a 3% rate, while inflation continues at a low level -- about 1.5% -- and employment continues to be strong. However, the impact of the continuing slowdown in Asia began to be seen on global economic growth and corporate profits in the second half of the year. While the S&P 500 experienced a double digit correction, many other asset classes, such as smaller and mid-capitalization equity issues and high yield issues, experienced corrections much more severe in size and scope as investors sought safe havens. While we saw a rebound in the equity classes in the fourth quarter, many smaller and mid-capitalization issues still stand at significant valuation discounts to the larger S&P 500 equities, and the same holds true for corporate and high-yield bond spreads relative to Treasury bonds.

We believe the investment environment may continue to be volatile in 1999. While concerns remain that the U.S. economy may slow as we move through 1999, since the default of Russia at the end of August we have seen 68 interest rate cuts globally as central banks' policies have shifted from containing inflation to fostering economic growth. It appears that while Asian economies are stabilizing, South America appears to be at some risk of economic turmoil as Brazil devalues. Since South America is one of our biggest trading partners, accounting for approximately 21% of our trade, a sharp slowdown in that part of the world might have a negative impact on our economic growth in 1999. The advent of the Euro and the accelerating deregulation in Europe, while it creates great opportunity, also creates some uncertainty as it is the first time that Europe has attempted a unified currency. Domestically, we began the first impeachment trial of a sitting President in over 130 years. While concerns over profit growth remain, the global slowdown we have experienced over the past year has led to declining operating profits from the S&P 500 companies and a new round of layoffs and cost-cutting -- indeed, in 1998 layoffs were at record levels. This implies that we will see a bottom in profit growth for the S&P 500 sometime in the next several quarters. Certain sectors of the economy, such as technology, appear to have already seen the trough in profits.

Although volatility may continue to be higher than average, we believe the worst of the liquidity crisis may be behind us. The longer-term investment environment continues to be favorable. Although valuations remain at high levels, they are supported by very strong fundamentals. All throughout this decade, U.S. corporations have improved their efficiency and profitability by strategic investments in productivity-improving technology, and that trend has continued as we look to 1999. The replacement of human labor with technology appears to be mildly deflationary, which implies we can have strong economic growth coexist with low inflation, low unemployment and low interest rates. These trends appear to be secular, not cyclical, and imply a positive investment environment for financial markets. We expect to see broader participation among the higher-risk asset classes as we move through 1999; historically, those asset classes have responded well to Fed easing and to a reacceleration in corporate profits.

We note with great conviction that attempts to "time" the market often prove counterproductive. Investors are strongly urged to focus on the long term. Consistent disciplined investing is the proven method of achieving attractive returns and meeting your financial objectives. We continue to support this philosophy and look forward to serving your investment needs in the future.


Sincerely,


/s/ Mark L. Lipson
Mark L. Lipson
President
January 30, 1999
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



                                       [PHOTOGRAPH OF MARY LISANTI APPEARS HERE]



     NORTHSTAR GROWTH FUND
--------------------------------------------------------------------------------

MARY LISANTI

The Markets
   o The markets experienced severe volatility during the year. While the first half of the year was strong, in the second half of the year investors experienced the most severe correction since 1990, as Russia's default and the overleverage at hedge funds -- most notably Long Term Capital -- led to a liquidity crunch in the Fall. The Federal Reserve eased aggressively in the wake of the Long Term Capital bailout, and the market responded by rallying strongly in the fourth quarter.
   o The market continued to be dominated by large liquid issues. Although in the wake of the correction, the market broadened out and smaller stocks participated, they lagged badly for the year. For the year, the Dow Jones Industrial average rose 18.1%, the S&P 500 rose 28.6%, and the NASDAQ composite rose 29.7%, while the Russell 2000 returned (2.5)% for the year. This marks the second year of severe underperformance for smaller capitalization issues. At the end of the year, the valuation disparity between large companies and small companies was the widest it had been in over twenty years.


The Fund
   o For the year ended December 31, 1998 the Northstar Growth Fund returned 23.61% for Class A, 22.69% for Class B, 22.90% for Class C, 22.79% for Class T, and 24.06% for Class I; placing it in the second quartile of all growth funds ranked by Lipper Analytical Services. The Northstar Growth Fund was repositioned during 1998. This repositioning significantly increased the number of holdings; substantialy scaled back more cyclical areas such as Consumer Cyclicals and Financials and a greater emphasis was placed on secular growth areas such as Health Care, Telecommunications and Technology. Less emphasis was placed on relative valuations and more focus was placed on the company's fundamental outlook and earnings power. As a result, the overall quality of the companies in the Fund was improved.
   o Our strategy is to use the markets' volatility to our investors' advantage by using periods of weakness to initiate or add to positions. We used the market correction in the late Summer/early Fall of 1998 as an opportunity to upgrade the quality of the companies in the Fund and to broaden out the holdings to smaller and midcapitalization companies. The Fund participated strongly in the market rally in the fourth quarter, partly as a result of investments made during the market correction.


Current Strategy
   o Since the Federal Reserve's first rate cut in the Fall of 1998, we have had 68 interest rate cuts worldwide as the central banks' focus has shifted from containing inflation to fostering economic growth. The broader market participation that we saw in the fourth quarter should continue as we move through 1999, as a result of this shift in policy. However, economic growth may be slow, particularly on a global scale, as an overhang of debt may mute consumption in many parts of the world. In such an environment, it is critical to be focused on companies with strong secular prospects in leading-edge areas.
   o We believe the Fund is well positioned in the current environment. The
     Fund remains focused on high quality companies with solid business models that will enable them to generate consistent earnings growth, even in a challenging global economic environment, and that sell at reasonable valuations to their growth prospects over the next several years. Currently, smaller and mid-sized companies appear to have more attractive growth prospects and more reasonable valuations than large capitalization companies; for that reason, we will focus more attention on companies in those asset classes.
--------------------------------------------------------------------------------
Fund Information (All data are as of 12/31/98)Total Net Assets $181,719,215
--------------------------------------------------------------------------------

            Top 10 Holdings
                  Name                     % Fund
o   1  Compaq Computer Corp.              4.9%
o   2  MCI WorldCom, Inc.                 4.5
o   3  Cisco Systems, Inc.                3.9
o   4  Genzyme Corp. -- General
                                          3.6
       Division
o   5  Ceridan Corp.                      3.2
o   6  Yahoo!, Inc.                       2.2
o   7  CSG Systems International, Inc.    1.9
o   8  Mellon Bank Corp.                  1.9
o   9  Concord Communications, Inc.       1.8
o   10 MedImmune, Inc.                    1.8
                                         ----
                                         29.7%
                                         ====


            Top 5 Industries
     (by percentage of net assets)
  Computer Software          12.0%
  Biotechnology              11.7%
  Consumer Cyclicals          8.3%
  EDP Services                8.0%
  Semiconductor               6.7%


        SEC Average Annual Rates of Return
       (at maximum applicable sales charge)
            Inception      5 years      1 year
  Class A    20.61%            N/A      17.74%
  Class B    21.16%            N/A      17.69%
  Class C    21.50%            N/A      21.90%
  Class T    13.50%         15.76%      18.79%
  Class I    28.08%            N/A      24.06%

            Cumulative Total Return
         (do not reflect sales charge)
            Inception      5 years      1 year
  Class A   105.40%            N/A      23.61%
  Class B   100.80%            N/A      22.69%
  Class C   100.80%            N/A      22.90%
  Class T   412.94%        107.89%      22.79%
  Class I    54.19%            N/A      24.06%

     NORTHSTAR GROWTH FUND
--------------------------------------------------------------------------------


        COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NORTHSTAR GROWTH FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.

  In accordance with the reporting requirements of the Securities and Exchange
          Commission, the following data is
supplied for the fiscal year ended December 31, 1998, with all distributions reinvested in shares. The average annualized total return for Class A shares of 20.61% for the period since the classes' inception on June 5, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 21.16% and 21.50% since inception on June 5, 1995 for Class B and Class C shares, respectively, and total return since inception on February 3, 1986 for Class T shares of 13.50%, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% and Class T shares of 4.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). Average annualized total return since inception on March 31, 1997 of 28.08% for Class I shares. All performance data shown represents past performance, and should not be considered indicative of future performance.

[LINE GRAPHS APPEAR BELOW WITH THE FOLLOWING PLOT POINTS:]

NORTHSTAR GROWTH FUND - CLASS A

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              17.74%
SINCE INCEPTION     20.61%

               6/95      12/95     12/96     12/97     12/98
Class A       10.353    11.117    13.312    16.338    20.080
S&P 500       10.280    11.761    14.144    18.528    23.469
CPI           10.010    10.111    10.460    10.649    10.826

NORTHSTAR GROWTH FUND - CLASS B

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              17.69%
SINCE INCEPTION     21.16%

               6/95      12/95     12/96     12/97     12/98
Class B       10.350    11.127    13.323    16.367    20.081
S&P 500       10.280    11.761    14.144    18.528    23.469
CPI           10.010    10.111    10.460    10.649    10.826

NORTHSTAR GROWTH FUND - CLASS C

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              21.90%
SINCE INCEPTION     21.50%

               6/95      12/95     12/96     12/97     12/98
Class C       10.353    11.117    13.312    16.338    20.080
S&P 500       10.280    11.761    14.144    18.528    23.469
CPI           10.010    10.111    10.460    10.649    10.826

NORTHSTAR GROWTH FUND - CLASS T

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              18.79%
5-YEAR              15.76%
SINCE INCEPTION     13.50%

               12/95     12/96     12/97     12/98
Class T       28.343    33.981    41.775    51.293
S&P 500       39.338    47.309    61.978    78.503
CPI           14.012    14.495    14.758    15.004

NORTHSTAR GROWTH FUND - CLASS I

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              24.06%
SINCE INCEPTION     28.08%

               3/97      12/97     12/98
Class I       10.000    12.428    15.419
S&P 500       10.000    12.817
CPI           10.000    10.131

   NORTHSTAR GROWTH FUND
   PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                      Shares           Value
----------------------------------------   --------------   -------------
Common Stocks -- 99.39%
Biotechnology -- 11.66%
Agouron Pharmaceuticals, Inc. @                  29,100     $1,709,625
Alkermes, Inc. @                                 48,200      1,069,438
Biogen, Inc. @                                   24,100      2,000,300
Chiron Corp. @                                   84,900      2,223,319
COR Therapeutics, Inc. @                         77,500      1,026,875
Genzyme Corp.- General Division @               130,000      6,467,500
Gilead Sciences, Inc. @                          38,100      1,564,481
Idexx Laboratories, Inc. @                       20,700        556,959
MedImmune, Inc. @                                33,700      3,351,044
PathoGenesis Corp. @                             21,000      1,218,000
                                                            ----------
                                                            21,187,541
                                                            ----------
Capital Goods -- 2.34%
Jabil Circuit, Inc. @                            36,700      2,738,738
Mettler-Toledo International, Inc. @             54,100      1,518,181
                                                            ----------
                                                             4,256,919
                                                            ----------
Communication Service -- 4.46%
MCI Worldcom, Inc. @                            113,000      8,107,750
                                                            ----------
Computer Communications -- 5.93%
3Com Corp. @                                     25,800      1,156,162
Applied Micro Circuits Corp. @                   38,100      1,294,209
Ascend Communications, Inc. @                    19,400      1,275,550
Cisco Systems, Inc. @                            75,850      7,039,828
                                                            ----------
                                                            10,765,749
                                                            ----------
Computer Software -- 11.96%
Business Objects SA @**                          60,200      1,956,500
GeoTel Communications Corp. @                    39,000      1,452,750
Macromedia, Inc. @                               60,600      2,041,462
Mastech Corp. @                                  71,700      2,052,412
Microsoft Corp. @                                20,000      2,773,750
New Era of Networks, Inc. @                      63,800      2,807,200
Novell, Inc. @                                  110,900      2,010,063
Parametric Technology Corp.                      77,700      1,272,338
Sapient Corp. @                                  47,900      2,682,400
Segue Software, Inc. @                           85,000      1,721,250
Wind River Systems, Inc. @                       20,300        954,100
                                                            ----------
                                                            21,724,225
                                                            ----------
Consumer Cyclicals -- 8.29%
AnnTaylor Stores Corp. @                         33,100      1,305,381
CMGI, Inc. @                                     16,400      1,746,600
Concur Technologies, Inc. @                      19,000        579,500
Gemstar International Group Ltd. @  @@           23,100      1,322,475
Home Depot, Inc.                                 53,000      3,242,937
MIPS Technologies, Inc. @                        65,800      2,105,600
ProBusiness Services, Inc. @                     24,200      1,101,100
Restoration Hardware, Inc. @                     50,600      1,359,875
Sunrise Assisted Living, Inc. @                  44,500      2,308,438
                                                            ----------
                                                            15,071,906
                                                            ----------

   NORTHSTAR GROWTH FUND
   PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------


Security                                            Shares          Value
-----------------------------------------   --------------   ------------
Consumer Staples -- 1.63%
Infinity Broadcasting Corp. @                      7,800     $213,525
P.F. Changs China Bistro, Inc. @                  47,300      1,076,075
PSS World Medical, Inc. @                         31,000        713,000
Ticketmaster Online-CitySearch, Inc. @            17,200        963,200
                                                             ----------
                                                              2,965,800
                                                             ----------
Diversified Electronic Products -- 0.89%
Uniphase Corp. @                                  23,300      1,616,438
                                                             ----------
EDP Peripherals -- 0.86%
QLogic Corp. @                                    12,000      1,570,500
                                                             ----------
EDP Services -- 8.00%
Ceridian Corp.                                    82,100      5,731,606
Concord Communications, Inc. @                    58,600      3,325,550
CSG Systems International, Inc. @                 42,700      3,373,300
National Data Corp.                               43,400      2,113,038
                                                             ----------
                                                             14,543,494
                                                             ----------
Electronic Data Processing -- 4.89%
Compaq Computer Corp.                            212,000      8,890,750
                                                             ----------
Electronic Production/Equipment -- 6.61%
Applied Materials, Inc. @                         25,200      1,075,725
Asyst Technologies, Inc. @                        41,500        845,563
KLA-Tencor Corp. @                                36,800      1,596,200
Novellus Systems, Inc. @                          41,500      2,054,250
Synopsys, Inc. @                                  25,000      1,356,250
Teradyne, Inc. @                                  68,700      2,911,162
Veeco Instruments, Inc. @                         40,800      2,167,500
                                                             ----------
                                                             12,006,650
                                                             ----------
Financial -- 6.50%
First Union Corp.                                 30,100      1,830,456
Mellon Bank Corp.                                 50,500      3,471,875
Merrill Lynch & Co., Inc.                         10,400        694,200
Nationwide Financial Services, Inc.               39,200      2,026,150
SunTrust Banks, Inc.                              24,400      1,866,600
The Charles Schwab Corp.                          34,350      1,930,041
                                                             ----------
                                                             11,819,322
                                                             ----------
Hospital/Nursing Management -- 0.53%
Province Healthcare Co. @                         26,600        954,275
                                                             ----------
Internet Services -- 5.92%
Inktomi Corp. @                                   19,500      2,522,812
USWeb Corp. @                                     71,500      1,885,813
VeriSign, Inc. @                                  38,900      2,299,963
Yahoo!, Inc. @                                    17,100      4,051,631
                                                             ----------
                                                             10,760,219
                                                             ----------
Managed Health Care -- 2.32%
Oxford Health Plans, Inc. @                      150,500      2,238,687
Wellpoint Health Networks, Inc. @                 22,800      1,983,600
                                                             ----------
                                                              4,222,287
                                                             ----------
Medical Electronics -- 1.83%
VISX, Inc. @                                      38,000      3,322,625
                                                             ----------

   NORTHSTAR GROWTH FUND
   PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                                                        Shares/Principal Amount             Value
---------------------------------------------------------------------------   -------------------------   ---------------
Medical Specialties -- 0.73%
ResMed, Inc. @                                                                                 29,200      $  1,324,950
                                                                                                           ------------
Medical/Nursing Services -- 0.72%
Pediatrix Medical Group, Inc. @                                                                21,900         1,312,631
                                                                                                          -------------
Office Equipment/Supplies -- 0.27%
Xerox Corp.                                                                                     4,100           483,800
                                                                                                          -------------
Pharmaceuticals -- 2.22%
King Pharmaceuticals, Inc. @                                                                   34,700           915,213
Sepracor, Inc. @                                                                               35,300         3,110,812
                                                                                                          -------------
                                                                                                              4,026,025
                                                                                                          -------------
Recreational Products/Toys -- 1.00%
THQ, Inc. @                                                                                    64,600         1,808,800
                                                                                                          -------------
Semiconductor -- 6.65%
Altera Corp. @                                                                                 25,300         1,540,137
Analog Devices, Inc. @                                                                         19,800           621,225
Broadcom Corp. @                                                                               11,300         1,364,475
Intel Corp.                                                                                    13,200         1,565,025
Microchip Technology, Inc. @                                                                   15,000           555,000
PMC-Sierra, Inc. @                                                                             33,500         2,114,687
SDL, Inc. @                                                                                    28,200         1,117,425
Semtech Corp. @                                                                                42,800         1,535,450
Texas Instruments, Inc.                                                                        10,200           872,738
Vitesse Semiconductor Corp. @                                                                  17,500           798,438
                                                                                                          -------------
                                                                                                             12,084,600
                                                                                                          -------------
Telecommunications Equipment -- 3.18%
Carrier Access Corp. @                                                                         66,800         2,300,425
Motorola, Inc.                                                                                 34,600         2,112,762
Visual Networks, Inc. @                                                                        36,600         1,372,500
                                                                                                          -------------
                                                                                                              5,785,687
                                                                                                          -------------
Total Common Stocks
(cost $109,987,395)                                                                                         180,612,943
                                                                                                          -------------
Total Investment Securities -- 99.39%
(cost $109,987,395)                                                                                         180,612,943
Repurchase Agreement -- 1.34%
Agreement with State Street Bank and Trust bearing interest at 4.70% dated
12/31/98, to be repurchased 1/04/99 in the amount of $2,432,270 and collateralized by $2,120,000 U.S. Treasury Notes, 7.875% due 11/15/04,
value $2,480,188
(cost $2,431,000)                                                             $2,431,000                      2,431,000
Liabilities in excess of other assets -- (0.73%)                                                             (1,324,728)
                                                                                                          -------------
Net Assets -- 100.00%                                                                                      $181,719,215
                                                                                                          =============

@  Non-income producing security.
@@ Foreign security.
**  American Depositary Receipts.


See accompanying notes to financial statements.

                                       [PHOTOGRAPH OF MARY LISANTI APPEARS HERE]

     NORTHSTAR SPECIAL FUND
---------------------------------------------------------------------------

MARY LISANTI

The Markets
   o The markets experienced severe volatility during the year. While the first half of the year was strong, in the second half of the year investors experienced the most severe correction since 1990, as Russia's default and the overleverage at hedge funds -- most notably Long Term Capital -- led to a liquidity crunch in the fall. The Federal Reserve eased aggressively in the wake of the Long Term Capital bailout, and the market responded by rallying strongly in the fourth quarter.

   o The market continued to be dominated by large liquid issues. Although in the wake of the correction the market broadened out and smaller stocks participated, they lagged badly for the year. For the year, the Dow Jones Industrial Average rose 18.1%, the S&P 500 rose 28.6%, and the NASDAQ composite rose 29.7%, while the Russell 2000 returned (2.5)% for the year. This marks the second year of severe underperformance for smaller capitalization issues. At the end of the year, the valuation disparity between large companies and small companies was the widest it had been in over twenty years.


The Fund
   o For the year ended December 31, 1998 the Northstar Special Fund returned for Class A shares was 7.59%, 6.84% for Class B, 6.81% for Class C, and 6.94% for Class T, placing it in the top quartile of all small cap funds as ranked by Lipper Analytical Services. The Fund was restructured in the Summer and Fall to refocus on small, fast growing companies. Although the Fund suffered during the late August correction, we viewed that correction as a buying opportunity. We saw no fundamental negative structural change in the American economy and believed the Fed would provide liquidity to the financial system, as it had in similar circumstances in 1990. Valuations of fast growing companies with dominant positions in secular growth industries were at levels we had last seen in the 1990 timeframe, and we took advantage of the correction to initiate or add to positions at what we believed would be bargain prices. The Fund participated strongly in the fourth quarter rally due to the positioning undertaken in the Summer and many of the purchases made during the market correction.

   o The Fund is focused on companies with secular growth prospects and high earnings visibility and is structured according to secular themes. Given the Fund's focus, it has overweight positions relative to its benchmark, the Russell 2000, in Telecommunications, Biotechnology, and Software/Business Services Companies, while being relatively underweight in more cyclical sectors such as Energy and Financials. Among the more significant themes in the Fund are: The Telecommunications Expansion. The Ubiquitous Semiconductor, and The Life Sciences Revolution.

Current Strategy
   o While not all smaller companies will flourish in the current environment, a significant number possess unique products and services which improve productivity and provide growth opportunities that are somewhat indifferent to the economic cycle. We believe that we will look back on the Fall of 1998 as one of the greatest buying opportunities for smaller companies in this decade. We base this belief on the likelihood that the larger multinational corporations, which have enjoyed double digit earnings growth for much of the 1990's, will see earnings growth revert to the low-to-mid single digits as sales slow and margins come under pressure in a slowing global economy. While investors may initially turn to smaller companies because of lower relative valuations, we believe that small cap stocks, and small cap growth stocks in particular, may begin to represent better capital appreciation vehicles due to faster earnings growth over the next several years.

   o Since the Fall of 1998 we have had 68 interest rate cuts world wide. The focus of the central banks globally has shifted from containing inflation to fostering economic growth. Historically, when this occurs, the equity markets broaden out as the focus shifts towards earnings growth. While the macroeconomic backdrop may be more favorable, the recovery from a liquidity crisis is usually subdued, and economic growth can slow or remain slow for some time. The Fund remains focused on high quality companies that have high earnings visibility and solid business models that will enable them to generate stable earnings growth despite a possibly challenging economic environment, and whose valuations remain at reasonable levels given their growth prospects over the next several years.
--------------------------------------------------------------------------------
Fund Information (All data are as of 12/31/98)Total Net Assets $217,477,043
--------------------------------------------------------------------------------

              Top 10 Holdings
                   Name                    % Fund
o   1  Terayon Communication System, Inc.    2.1%
o   2  RF Micro Devices, Inc.                2.0
o   3  GeoTel Communications Corp.           1.9
o   4  International Network Services        1.7
o   5  The Metzler Group, Inc.               1.7
o   6  Visual Networks, Inc.                 1.6
o   7  VISX, Inc.                            1.6
o   8  Carrier Access Corp.                  1.5
o   9  Oxford Health Plans, Inc.             1.5
o   10 Perclose, Inc.                        1.5
                                            ----
                                            17.1%
                                            ====


            Top 5 Industries
     (by percentage of net assets)
  Computer Software          15.6%
  Consumer Cyclicals         12.8%
  Biotechnology               7.7%
  Electronic
  Production/Equipment        6.8%
  Telecommunications
  Equipment                   6.5%


        SEC Average Annual Rates of Return
       (at maximum applicable sales charge)
            Inception      5 years      1 year
  Class A    13.25%            N/A      2.50%
  Class B    13.62%            N/A      1.84%
  Class C    14.00%            N/A      5.81%
  Class T    10.20%         8.75%       2.94%

           Cumulative Total Return
        (do not reflect sales charge)
            Inception      5 years      1 year
  Class A    63.93%            N/A      7.59%
  Class B    59.96%            N/A      6.84%
  Class C    59.86%            N/A      6.81%
  Class T   250.24%        52.08%       6.94%

     NORTHSTAR SPECIAL FUND
--------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NORTHSTAR SPECIAL FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.

  In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended December 31, 1998, with all distributions reinvested in shares. The average annualized total return for Class A shares of 13.25% for the period since the classes' inception on June 5, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 13.62% and 14.00% since inception on June 5, 1995 for Class B and Class C shares, respectively, and total returns since inception on February 3, 1986 for Class T shares of 10.20%, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% and Class T shares of 4.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance.

[LINE GRAPHS APPEAR BELOW WITH THE FOLLOWING PLOT POINTS:]

NORTHSTAR SPECIAL FUND - CLASS A

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              2.50%
SINCE INCEPTION    13.25%

               6/95      12/95     12/96     12/97     12/98
Class A
Russell 2000             PLEASE SUPPLY PLOT POINTS
CPI

NORTHSTAR SPECIAL FUND - CLASS B

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              1.84%
SINCE INCEPTION    13.626%

               6/95      12/95     12/96     12/97     12/98
Class B
Russell 2000             PLEASE SUPPLY PLOT POINTS
CPI

NORTHSTAR SPECIAL FUND - CLASS C

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              5.81%
SINCE INCEPTION    14.00%

               6/95      12/95     12/96     12/97     12/98
Class C
Russell 2000             PLEASE SUPPLY PLOT POINTS
CPI

NORTHSTAR SPECIAL FUND - CLASS T

AVERAGE ANNUAL TOTAL RETURN
1-YEAR               2.94%
5-YEAR               8.75%
SINCE INCEPTION     10.20%

               2/86      12/89     12/92     12/95     12/98
Class T
Russell 2000             PLEASE SUPPLY PLOT POINTS
CPI

   NORTHSTAR SPECIAL FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                     Shares            Value
--------------------------------------   ----------   --------------
Common Stocks -- 99.25%
Biotechnology -- 7.67%
Agouron Pharmaceuticals, Inc. @            49,500      $ 2,908,125
Alkermes, Inc. @                           88,500        1,963,594
COR Therapeutics, Inc. @                   81,500        1,079,875
Coulter Pharmaceutical, Inc. @             82,800        2,484,000
Gilead Sciences, Inc. @                    65,400        2,685,487
Incyte Pharmacuticals, Inc. @              28,600        1,068,925
MedImmune, Inc. @                          26,400        2,625,150
PathoGenesis Corp. @                       32,100        1,861,800
                                                       -----------
                                                        16,676,956
                                                       -----------
Capital Goods -- 4.40%
Advanced Energy Industries, Inc. @         52,900        1,322,500
Casella Waste Systems, Inc. @              66,200        2,457,675
Electro Scientific Indusries, Inc. @       28,000        1,268,750
Jabil Circuit, Inc. @                      39,000        2,910,375
Mettler-Toledo International, Inc. @       57,100        1,602,369
                                                       -----------
                                                         9,561,669
                                                       -----------
Communications -- 0.05%
World Access, Inc. @                        5,000          106,875
                                                       -----------
Communication Equipment -- 0.71%
DSET Corp. @                              149,700        1,553,138
                                                       -----------
Computer Communications -- 2.38%
Adaptec, Inc. @                           110,800        1,945,925
Apex PC Solutions, Inc. @                  33,300          961,537
Applied Micro Circuits Corp. @             66,600        2,262,319
                                                       -----------
                                                         5,169,781
                                                       -----------
Computer Software -- 15.61%
Aspect Development, Inc. @                 58,100        2,574,556
Best Software, Inc. @                      80,000        1,900,000
Business Objects SA @**                    76,700        2,492,750
Clarify, Inc. @                            34,000          830,875
Digital River, Inc. @                      39,100        1,388,050
GeoTel Communications Corp. @             108,800        4,052,800
Legato Systems, Inc. @                     44,900        2,960,594
Macromedia, Inc. @                         71,000        2,391,812
Mercury Interactive Corp. @                45,200        2,858,900
New Era of Networks, Inc. @                69,400        3,053,600
Rational Software Corp. @                  98,200        2,602,300
Sapient Corp. @                            43,400        2,430,400
Saville Systems PLC @**                    79,000        1,501,000
Segue Software, Inc.@                      89,300        1,808,325
Wind River Systems, Inc. @                 23,600        1,109,200
                                                       -----------
                                                        33,955,162
                                                       -----------
Consumer Cyclicals -- 12.82%
American Eagle Outfitters, Inc. @          47,900        3,191,337
AnnTaylor Stores Corp. @                   58,000        2,287,375
Concur Technologies, Inc. @                46,200        1,409,100
Cutter & Buck, Inc. @                       3,200          119,200
Exchange Applications , Inc. @             69,100        1,356,088
Linens 'n Things, Inc. @                   59,200        2,345,800

   NORTHSTAR SPECIAL FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                            Shares           Value
---------------------------------------------   ----------   -------------
Consumer Cyclicals -- continued
MIPS Technologies, Inc. @                         77,200      $ 2,470,400
NCO Group, Inc. @                                 28,900        1,300,500
Party City Corp. @                                49,500          714,656
ProBusiness Services, Inc. @                      25,000        1,137,500
Profit Recovery Group International, Inc. @       26,700          999,581
Restoration Hardware, Inc. @                      67,300        1,808,688
Select Comfort Corp. @                            23,300          615,994
Sunrise Assisted Living, Inc. @                   53,400        2,770,125
The Men's Wearhouse, Inc. @                       53,300        1,692,275
The Metzler Group, Inc. @                         75,000        3,651,562
                                                              -----------
                                                               27,870,181
                                                              -----------
Consumer Services -- 1.09%
Advantage Learning Systems, Inc. @                36,200        2,380,150
                                                              -----------
Consumer Staples -- 2.97%
Hollywood Entertainment Corp. @                   54,800        1,493,300
P.F. Changs China Bistro, Inc. @                  69,500        1,581,125
PSS World Medical, Inc. @                        102,900        2,366,700
Ticketmaster Online-CitySearch, Inc. @            18,000        1,008,000
                                                              -----------
                                                                6,449,125
                                                              -----------
Diversified Commerical Services -- 0.85%
Abacus Direct Corp. @                             40,700        1,851,850
                                                              -----------
Diversified Electronic Products -- 0.78%
Uniphase Corp. @                                  24,500        1,699,688
                                                              -----------
EDP Peripherals -- 2.21%
National Computer Systems, Inc.                   40,900        1,513,300
QLogic Corp. @                                    12,700        1,662,112
SCM Microsystems, Inc. @                          23,100        1,641,544
                                                              -----------
                                                                4,816,956
                                                              -----------
EDP Services -- 5.26%
BindView Development Corp. @                      89,891        2,472,002
Concord Communications, Inc. @                    46,300        2,627,525
CSG Systems International, Inc. @                 33,000        2,607,000
International Network Services @                  56,200        3,737,300
                                                              -----------
                                                               11,443,827
                                                              -----------
Electronic Components -- 0.74%
E-Tek Dynamics, Inc. @                            38,300        1,024,525
Powerwave Technologies, Inc. @                    31,700          590,413
                                                              -----------
                                                                1,614,938
                                                              -----------
Electronic Production/Equipment -- 6.79%
Asyst Technologies, Inc. @                        87,000        1,772,625
KLA-Tencor Corp. @                                43,600        1,891,150
Lam Research Corp. @                              62,300        1,109,719
Novellus Systems, Inc. @                          45,100        2,232,450
PRI Automation, Inc. @                            72,600        1,887,600
SpeedFam International, Inc. @                    64,500        1,104,563
Teradyne, Inc. @                                  51,900        2,199,262
Veeco Instruments, Inc. @                         48,200        2,560,625
                                                              -----------
                                                               14,757,994
                                                              -----------

   NORTHSTAR SPECIAL FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------


Security                                     Shares           Value
--------------------------------------   ----------   -------------
Generic Drugs -- 0.41%
Schein Pharmaceutical, Inc. @              61,000      $   888,313
                                                       -----------
Healthcare -- 1.47%
Perclose, Inc. @                           96,500        3,196,563
                                                       -----------
Healthcare/Pharmaceutical -- 0.54%
Superior Consultant Holdings Corp. @       26,800        1,165,800
                                                       -----------
Health Industry Services -- 0.69%
Medical Manager Corp. @                    47,900        1,502,863
                                                       -----------
Hospital/Nursing Management -- 1.15%
Province Healthcare Co. @                  70,000        2,511,250
                                                       -----------
Internet Services -- 4.64%
Excite, Inc. @                             19,500          820,219
InfoSpace.com, Inc. @                      25,300          964,562
Inktomi Corp. @                            13,000        1,681,875
Lycos, Inc. @                              47,100        2,616,994
Network Solutions, Inc. @                   7,800        1,020,825
uBid, Inc. @                                  100           10,663
USWeb Corp. @                              70,200        1,851,525
VeriSign, Inc. @                           12,300          727,237
Xoom.com, Inc. @                           12,000          396,000
                                                       -----------
                                                        10,089,900
                                                       -----------
Managed Health Care -- 3.33%
Coventry Health Care, Inc. @              204,700        1,803,919
Oxford Health Plans, Inc. @               223,000        3,317,125
Wellpoint Health Networks, Inc. @          24,300        2,114,100
                                                       -----------
                                                         7,235,144
                                                       -----------
Medical Electronics -- 1.60%
VISX, Inc. @                               39,700        3,471,269
                                                       -----------
Medical Specialties -- 4.56%
Anesta Corp. @                             31,500          838,687
Hanger Orthopedic Group, Inc. @            42,900          965,250
MiniMed, Inc. @                            28,300        2,964,425
ResMed, Inc. @                             64,800        2,940,300
Xomed Surgical Products, Inc. @            68,850        2,203,200
                                                       -----------
                                                         9,911,862
                                                       -----------
Medical/Nursing Services -- 0.72%
Pediatrix Medical Group, Inc. @            26,100        1,564,369
                                                       -----------
Miscellaneous -- 0.33%
Duane Reade Inc. @                         18,700          719,950
                                                       -----------
Pharmaceuticals -- 1.51%
King Pharmaceuticals, Inc. @               38,600        1,018,075
Sepracor, Inc. @                           25,600        2,256,000
                                                       -----------
                                                         3,274,075
                                                       -----------
Recreational Products/Toys -- 0.87%
THQ, Inc. @                                67,800        1,898,400
                                                       -----------

   NORTHSTAR SPECIAL FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                       Shares             Value
----------------------------------------   ----------   ---------------
Semiconductor -- 4.00%
Level One Communications, Inc. @             22,500      $    798,750
Micrel, Inc. @                               50,900         2,799,500
PMC-Sierra, Inc. @                           36,700         2,316,687
SDL, Inc. @                                  29,300         1,161,013
Semtech Corp. @                              45,300         1,625,137
                                                         ------------
                                                            8,701,087
                                                         ------------
Telecommunications -- 2.03%
Global Crossing Ltd. @                        5,000           225,625
RF Micro Devices, Inc. @                     90,500         4,196,937
                                                         ------------
                                                            4,422,562
                                                         ------------
Telecommunications Equipment -- 6.47%
Carrier Access Corp. @                       97,500         3,357,656
Comverse Technology, Inc. @                  36,800         2,612,800
Terayon Communication Systems, Inc. @       123,900         4,584,300
Visual Networks, Inc. @                      94,000         3,525,000
                                                         ------------
                                                           14,079,756
                                                         ------------
Transportation -- 0.60%
Travel Services International, Inc. @        43,000         1,311,500
                                                         ------------
Total Common Stocks
(cost $152,883,377)                                       215,852,953
                                                         ------------
Total Investment Securities -- 99.25%
(cost $152,883,377)                                       215,852,953
Other assets less liabilities -- 0.75%                      1,624,090
                                                         ------------
Net Assets -- 100.00%                                    $217,477,043
                                                         ============

@ Non-income producing.
** American Depositary Receipts.


See accompanying notes to financial statements.

                                    [PHOTOGRAPH OF THOMAS OLE DIAL APPEARS HERE]


     NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
---------------------------------------------------------------------------

The Markets
   o The fourth quarter ended with equity markets back at historical highs as well as GDP growth rates near the 4% level. Despite strong growth, consumer prices rose only 1.6% in 1998, the smallest increase in approximately 12 years. Consumer confidence, economic growth, low inflation and interest rate relief from the Federal Reserve helped to keep the U.S. economy in check. Commodity deflation and cheap imports as well as the financial crisis around the world, pushed U.S Treasury bond yields down to levels not seen since the 1960's. During the 1998 calendar year, yields of 10- and 30-year Treasury bonds dropped steadily. Their yields ended the fourth quarter at 4.66% and 5.10%, down 109 bps and 83 bps, respectively, from the beginning of the year.
   o Falling economies around the world, especially those throughout Russia, Asia and Latin America, created liquidity concerns in the corporate bond market. This liquidity crunch was at its worst point during August, which proved to be the single-worst month for corporate spread widening this decade. The high yield market was impacted by the increased volume of which emerging markets funds sold domestic high yield bonds, hedge funds experienced margin calls, market timers left the market, and market makers were unwilling to purchase bonds. Consequently, the corporate bond market went into a liquidity crisis where investors flocked to the highest quality bonds. The liquidity crisis was mitigated by the Federal Reserve's series of rate cuts levied in September and October.
   o The Russell 2000 fell 2.5%, compared to a 18.1% rise in the Dow Jones Industrials and a 28.6% rise in the S&P 500. High yield bond returns for the year ended December 31, 1998 were 1.87% compared to 8.69% for all domestic bonds. As economic and financial concerns abated in the fourth quarter , high yield bonds began rebounding from their lows in October. However, high yield spreads only tightened roughly 100 basis points to Treasuries. At the end of the year, high yield spreads still remained historically wide to Treasuries at 650 basis points. In general, bonds with lower credit ratings continued to underperform the upper tier of the high yield market.
   o Emerging market bonds fell 11.6% for the year ended December 31, 1998. However, in the fourth quarter there was a bounce back in emerging markets as investors searched for opportunities from the third quarter collapse.


The Fund
   o For the year ended December 31, 1998, the total return of the Fund's
     Class A shares was 5.19%; 4.38% for Class B, 4.53% for Class C, and 4.64% for Class T; the Lipper average for income funds was 8.06% and for balanced funds was 13.52%. Due to redemptions, net assets declined 19%, from $60.2MM to $48.5MM, during the year.
   o The Fund's lagging performance during 1998 was related to the Fund holding more aggressive high yield names, which underperformed during the year. Additionally, high yield equities also underperformed as companies with lower tier ratings held down these securities. The Fund's holdings in Cable, Broadcasting and Telecom helped outperform the averages during the fourth quarter, as these sectors' fundamentals remained strong.


Current Strategy
   o Our current strategy is focused on investing in the securities of strong small and mid-cap companies that can provide income and capital appreciation. In order to compensate for increased trading volatility and credit risk from global economic fallout we continue to purchase more mid-cap stocks and higher-rated bonds while we implement our target allocation of 50% common stock and convertible securities and 50% bonds and cash. We continue to emphasize "bottoms-up" security analysis rather than macroeconomic analysis in selecting securities. Our analysis remains focused on reviewing the entire capital structure of companies for opportunities that provide the best risk-adjusted returns.
--------------------------------------------------------------------------------
Fund Information (All data are as of 12/31/98)Total Net Assets $48,464,129
--------------------------------------------------------------------------------

            Top 10 Holdings
               Name                    % Fund
  1  Flextronics International Ltd.      4.4%
  2  Time Warner, Inc.                   3.9
  3  CBS Radio, Inc.                     3.6
  4  Chancellor Media Corp.              3.6
  5  Intracel Corp.                      3.5
  6  Safeway, Inc.                       3.1
  7  Star Choice Communications,
                                         3.1
     Inc.
  8  EchoStar Communications Corp.       3.0
  9  Paxson Communications Corp.         3.0
  10 Unisite, Inc.                       3.0
                                        ----
                                        34.2%
                                        ====

            Top 5 Industries
     (by percentage of net assets)
  Broadcasting               14.6%
  Telecommunications         11.5%
  Cable Television           11.4%
  Entertainment/Film          7.8%
  Capital Goods
  Manufacturing               6.0%


         SEC Average Annual Rates of Return
        (at maximum applicable sales charge)
             Inception     5 years      1 year
  Class A    12.86%            N/A        0.18%
  Class B    13.23%            N/A       (0.36%)
  Class C    13.61%            N/A        3.58%
  Class T    10.34%        11.09%         0.83%

             Cumulative Total Return
          (do not reflect sales charge)
             Inception     5 years      1 year
  Class A    61.95%            N/A        5.19%
  Class B    57.94%            N/A        4.38%
  Class C    57.92%            N/A        4.53%
  Class T   256.36%        69.21%         4.64%

     NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
--------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.

  In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended December 31, 1998, with all distributions reinvested in shares. The average annualized total return for Class A shares of 12.86% for the period since the classes' inception on June 5, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 13.23% and 13.61% since inception on June 5, 1995 for Class B and Class C shares, respectively, and total returns since inception on February 3, 1986 for Class T shares of 10.34%, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% and Class T shares of 4.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance.


[LINE GRAPHS APPEAR BELOW WITH THE FOLLOWING PLOT POINTS:]

NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND - CLASS A

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              0.18%
SINCE INCEPTION    12.86%

                     6/95      12/95     12/96     12/97     12/98
Class A             9.472     10.669    11.793    14.660    15.421
S&P 500            10.280     11.761    14.454    18.528    23.469
CPI                10.010     10.111    10.460    10.649    10.826
Lehman Govt./Corp  10.067     10.592    11.022    11.873    12.891

NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND - CLASS B

AVERAGE ANNUAL TOTAL RETURN
1-YEAR             (0.36%)
SINCE INCEPTION    13.23%

                     6/95      12/95     12/96     12/97     12/98
Class B             9.946     11.165    12.255    15.132    15.794
S&P 500            10.280     11.761    14.454    18.528    23.469
CPI                10.010     10.111    10.460    10.649    10.826
Lehman Govt./Corp  10.067     10.592    11.022    11.873    12.891

NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND - CLASS C

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              3.58%
SINCE INCEPTION    13.61%

                     6/95      12/95     12/96     12/97     12/98
Class C             9.943     11.158    12.242    15.108    15.792
S&P 500            10.280     11.761    14.454    18.528    23.469
CPI                10.010     10.111    10.460    10.649    10.826
Lehman Govt./Corp  10.067     10.592    11.022    11.873    12.891

NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND - CLASS T

AVERAGE ANNUAL TOTAL RETURN
1-YEAR               0.83%
5-YEAR              11.09%
SINCE INCEPTION     10.34%

                    12/95     12/96     12/97     12/98
Class T            24.948    27.485    34.057    35.638
S&P 500            39.338    48.347    61.976    78.503
CPI                14.012    14.495    14.758    15.004
Lehman Govt./Corp  23.124    24.062    25.921    28.143

   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                       Shares          Value
-------------------------------------   -------------   ------------
Common Stocks -- 49.85%
Aerospace & Defense -- 0.87%
BE Aerospace, Inc. @                         20,000      $  420,000
                                                         ----------
Broadcasting -- 3.59%
Chancellor Media Corp. @                     36,364       1,740,926
                                                         ----------
Cable Television -- 5.17%
EchoStar Communications Corp. @              30,000       1,451,250
Tele-Communications, Inc. @                  19,086       1,055,694
                                                         ----------
                                                          2,506,944
                                                         ----------
Capital Goods Manufacturing -- 5.98%
Bell & Howell Co. @                          20,000         756,250
Flextronics International Ltd. @             25,000       2,140,625
                                                         ----------
                                                          2,896,875
                                                         ----------
Chemicals -- 0.01%
PharMerica, Inc. @                              445           2,670
                                                         ----------
Consumer Staples -- 2.52%
Comcast Corp.                                20,816       1,221,639
                                                         ----------
Energy -- 3.83%
CalEnergy Co., Inc. @                        30,000       1,040,625
Calpine Corp. @                              25,000         631,250
Global Marine, Inc.                          20,000         183,750
                                                         ----------
                                                          1,855,625
                                                         ----------
Entertainment/Film -- 7.77%
News Corp. Ltd. **                           30,000         793,125
Time Warner, Inc.                            30,000       1,861,875
Viacom, Inc. @                               15,000       1,110,000
                                                         ----------
                                                          3,765,000
                                                         ----------
Food & Beverage -- 1.79%
Canandaigua Brands, Inc. @                   15,000         867,188
                                                         ----------
Healthcare -- 4.45%
HEALTHSOUTH Corp. @                          30,000         463,125
Intracel Corp. @ ++                         111,111       1,694,443
                                                         ----------
                                                          2,157,568
                                                         ----------
Leisure -- 0.40%
Silverleaf Resorts, Inc. @                   21,000         195,563
                                                         ----------
Oil & Gas -- 0.91%
Parker Drilling Co.                          30,000          95,625
Vintage Petroleum, Inc.                      40,000         345,000
                                                         ----------
                                                            440,625
                                                         ----------
Services -- 2.63%
Allied Waste Industries, Inc. @              50,000       1,181,250
Coinstar, Inc. @                              8,750          94,063
                                                         ----------
                                                          1,275,313
                                                         ----------
Steel -- 1.45%
AK Steel Holding Corp.                       30,000         705,000
                                                         ----------
Supermarkets -- 3.14%
Safeway, Inc. @                              25,000       1,523,437
                                                         ----------

   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                                Shares/Principal Amount           Value
---------------------------------------------------   -------------------------   -------------
Telecommunications -- 3.83%
Intermedia Communications, Inc. @                                  3,028           $    52,233
Jacor Communications, Inc. @                                      20,000             1,287,500
Telecom-TCI Ventures Group @                                      21,828               514,322
                                                                                   -----------
                                                                                     1,854,055
                                                                                   -----------
Transportation -- 1.51%
Westinghouse Air Brake Co.                                        30,000               733,125
                                                                                   -----------
Total Common Stocks
(cost $13,420,487)                                                                  24,161,553
                                                                                   -----------
Preferred Stocks -- 4.53%
Broadcasting -- 3.01%
Paxson Communications Corp., 12.50% &                             16,044             1,460,004
                                                                                   -----------
Cable Television -- 0.72%
21st Century Telecom Group, Inc., 13.75 &                          5,350               350,425
                                                                                   -----------
Oil & Gas -- 0.05%
TCR Holding Corp., $.053 ++                                       14,500                   769
TCR Holding Corp., $.056 ++                                        5,500                   308
TCR Holding Corp., $.060 ++                                       10,000                   600
TCR Holding Corp., $.063 ++                                       30,000                 1,890
TransContinental Refining Corp., $.0683 ++                        20,000                18,660
                                                                                   -----------
                                                                                        22,227
                                                                                   -----------
Telecommunications -- 0.75%
Telecomunicacoes Brasileiras SA, @ **                              5,000               363,437
                                                                                   -----------
Total Preferred Stocks
(cost $2,647,519)                                                                    2,196,093
                                                                                   -----------
Convertible Preferred Stocks -- 5.68%
Broadcasting -- 2.91%
Unisite, Inc., 8.50% ++                                           21,600             1,411,257
                                                                                   -----------
Telecommunications -- 2.77%
Intermedia Communication, Inc., 7.00%, Series E #                 10,000               268,750
Intermedia Communication, Inc., 7.00%, Series D #                 40,000             1,075,000
                                                                                   -----------
                                                                                     1,343,750
                                                                                   -----------
Total Convertible Preferred Stocks
(cost $2,250,354)                                                                    2,755,007
                                                                                   -----------
Domestic Corporate Bonds -- 23.69%
Broadcasting -- 5.15%
CBS Radio, Inc. #
7.00%, Subordinated Debentures, 6/30/11                       $1,000,000             1,726,250
Sinclair Broadcast Group, Inc.
9.00%, Sr. Subordinated Notes, 7/15/07                           750,000               766,875
                                                                                   -----------
                                                                                     2,493,125
                                                                                   -----------
Cable Television -- 2.07%
EchoStar Communications Corp. $
0/13.125%, Sr. Discount Notes, 3/15/04                         1,000,000             1,002,500
                                                                                   -----------
Computer/Electronics -- 0.75%
Electronic Retailing Systems International, Inc. $
0/13.25%, Sr. Discount Notes, 2/01/04                          1,000,000               365,000
                                                                                   -----------
Consumer Products -- 2.12%
Packaged Ice, Inc.
9.75%, Sr. Notes, 2/01/05                                      1,000,000             1,025,000
                                                                                   -----------

   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------


Security                                       Principal Amount           Value
------------------------------------------   ------------------   -------------
Healthcare -- 1.41%
Mediq, Inc.
13.00%, Sr. Discount Debentures, 6/01/09         $1,500,000        $   682,500
                                                                   -----------
Hotel & Gaming -- 1.22%
Aladdin Gaming Holdings Corp. $
0/13.50%, Sr. Discount Notes, 3/01/10             2,000,000            590,000
                                                                   -----------
Oil & Gas -- 2.04%
Forman Petroleum Corp.
13.50%, Sr. Secured Notes, 6/01/04                1,000,000            505,000
TransAmerican Refining Corp. # &
15.00%, Sr. Notes, 12/01/03                         500,000            485,275
                                                                   -----------
                                                                       990,275
                                                                   -----------
Services -- 2.21%
Coinstar, Inc. $
0/13.00%, Sr. Discount Notes, 10/01/06              750,000            575,625
ICF Kaiser International, Inc.
13.00%, Sr. Notes, 12/31/03                         500,000            497,500
                                                                   -----------
                                                                     1,073,125
                                                                   -----------
Specialty Retailing -- 1.07%
Pamida, Inc.
11.75%, Sr. Subordinated Notes, 3/15/03             550,000            519,750
                                                                   -----------
Telecommunications -- 3.91%
Iridium LLC Capital Corp.
13.00%, Sr. Secured Notes, 7/15/05                1,500,000          1,380,000
Winstar Equipment II Corp.
12.50%, Sr. Secured Notes, 3/15/04                  500,000            512,500
                                                                   -----------
                                                                     1,892,500
                                                                   -----------
Textile/Apparel -- 1.74%
Norton McNaughton, Inc.
12.50%, Sr. Notes, 6/01/05                        1,000,000            845,000
                                                                   -----------
Total Domestic Corporate Bonds
(cost $12,687,020)                                                  11,478,775
                                                                   -----------
Foreign Corporate Bonds -- 12.11%
Aerospace & Defense -- 1.66%
Derlan Manufacturing, Inc.
10.00%, Sr. Notes, 1/15/07                        1,000,000            805,000
                                                                   -----------
Cable Television -- 3.13%
Star Choice Communications, Inc.
13.00%, Sr. Secured Notes, 12/15/05               1,500,000          1,515,000
                                                                   -----------
Food/Beverage/Tobacco -- 0.90%
Fage Dairy Industries SA
9.00%, Sr. Notes, 2/01/07                           500,000            437,500
                                                                   -----------
Oil & Gas -- 1.70%
Conproca SA #
12.00%, Secured Notes, 6/16/10                      500,000            467,500
Hurricane Hydrocarbons #
11.75%, Sr. Notes, 11/01/04                         750,000            356,250
                                                                   -----------
                                                                       823,750
                                                                   -----------

   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                                                  Principal Amount/Units/Shares           Value
---------------------------------------------------------------------   -------------------------------   -------------
Services -- 0.74%
Guangzhou Shenzhen Superhighway Holdings
10.25%, Sr. Notes, 8/15/07                                                         $  750,000              $   360,000
                                                                                                           -----------
Shipping -- 3.04%
Equimar Shipholdings Ltd.
9.875%, Subordinated Notes, 7/01/07                                                 1,000,000                  795,000
Navigator Gas Transport PLC # (1)
12.00%, Units, 6/30/07                                                                    750                  678,750
                                                                                                           -----------
                                                                                                             1,473,750
                                                                                                           -----------
Utilities -- 0.94%
Panda Global Energy Co.
12.50%, Sr. Secured Notes, 4/15/04                                                  1,000,000                  455,000
                                                                                                           -----------
Total Foreign Corporate Bonds
(cost $7,629,004)                                                                                            5,870,000
                                                                                                           -----------
Convertible Bonds -- 2.21%
Food/Beverage/Tobacco -- 2.21%
International Fast Food Corp. &
11.00%, Subordinated Notes, 10/31/07                                                1,500,000                1,068,750
                                                                                                           -----------
Telecommunications -- 0.00%
SA Telecommunications, Inc. # *
10.00%, Notes, 8/15/06                                                              2,000,000                        0
                                                                                                           -----------
Total Convertible Bonds
(cost $3,232,885)                                                                                            1,068,750
                                                                                                           -----------
Warrants -- 0.62% @
Cable Television -- 0.31%
21st Century Telecom Group, Inc. #, (expires 2/15/10)                                   5,000                  151,250
Star Choice Communications, Inc. @@, (expires 12/15/05)                                34,740                        0
                                                                                                           -----------
                                                                                                               151,250
                                                                                                           -----------
Computer/Electronics -- 0.01%
Electronic Retailing Systems International, Inc., (expires 2/01/04)                     1,000                    5,000
                                                                                                           -----------
Consumer Products -- 0.11%
Packaged Ice, Inc. #, (expires 4/15/04)                                                   500                   50,000
                                                                                                           -----------
Healthcare -- 0.00%
Mediq, Inc. #, (expires 6/01/09)                                                        1,500                       15
                                                                                                           -----------
Hotel & Gaming -- 0.00%
Aladdin Gaming Enterprises, Inc. #, (expires 3/01/10)                                  20,000                      200
                                                                                                           -----------
Oil & Gas -- 0.00%
Forman Petroleum Corp. #, (expires 6/01/04)                                             1,000                        1
                                                                                                           -----------
Services -- 0.00%
ICF Kaiser International, Inc., (expires 12/31/99)                                      3,500                       35
                                                                                                           -----------
Telecommunications -- 0.19%
Globalstar Telecommunications Ltd. #, (expires 2/15/04)                                   500                   30,125
Iridium World Communications, Inc. #, (expires 7/15/05)                                   500                   62,500
UNIFI Communications, Inc. #, (expires 5/01/07)                                         1,000                       10
                                                                                                           -----------
                                                                                                                92,635
                                                                                                           -----------
Total Warrants
(cost $50,517)                                                                                                 299,136
                                                                                                           -----------
Total Investment Securities -- 98.69%
(cost $41,917,786)                                                                                          47,829,314

   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------


Security                                                                   Principal Amount            Value
-----------------------------------------------------------------   -----------------------   --------------
Repurchase Agreement -- 0.81%
Agreement with State Street Bank and Trust bearing interest at
4.70% dated 12/31/98, to be repurchased 1/04/99 in the amount of
$394,206 and collateralized by $380,000 U.S. Treasury Notes,
7.750% due 1/31/00, value $404,609
(cost $394,000)                                                     $394,000                   $   394,000
Other assets less liabilities -- 0.50%                                                             240,815
                                                                                               -----------
Net Assets -- 100.00%                                                                          $48,464,129
                                                                                               ===========

     @ Non-income producing.
     & Payment-in-kind security.
    ** American Depositary Receipts.
    ++ Private placement.
     # Sale restricted to qualify institutional investors.
     $ Step Bond.
     * Defaulted Security.
    @@ Foreign security.
   (1) A unit consists of $1,000 par value Mortgage Notes, 12.00% due 6/30/07 and 7.66 warrants.

See accompanying notes to financial statements.

                                  [PHOTOGRAPH OF JEFFREY AURIGEMMA APPEARS HERE]


     NORTHSTAR HIGH YIELD FUND
--------------------------------------------------------------------------------

JEFFREY AURIGEMMA

The Markets
   o The fourth quarter ended with equity markets back at historical highs as well as GDP growth rates near the 4% level. Despite strong growth, consumer prices rose only 1.6% in 1998, the smallest increase in approximately 12 years. Consumer confidence, economic growth, low inflation and interest rate relief from the Federal Reserve helped to keep the U.S. economy in check. Commodity deflation and cheap imports as well as the financial crisis around the world, pushed U.S Treasury bond yields down to levels not seen since the 1960's. During the 1998 calendar year, yields of 10- and 30-year Treasury bonds dropped steadily. Their yields ended the fourth quarter at 4.66% and 5.10%, down 109 bps and 83 bps, respectively, from the beginning of the year.

   o Falling economies around the world, especially those throughout Russia, Asia and Latin America, created liquidity concerns in the corporate bond market. This liquidity crunch was at its worst point during August, which proved to be the single-worst month for corporate spread widening this decade. The high yield market was impacted by the increased volume of which emerging markets funds sold domestic high yield bonds, hedge funds experienced margin calls, market timers left the market, and market makers were unwilling to purchase bonds. Consequently, the corporate bond market went into a liquidity crisis where investors flocked to the highest quality bonds. The liquidity crisis was mitigated by the Federal Reserve's series of rate cuts levied in September and October.

   o High yield bonds returns for the year ended December 31, 1998 were 1.87% compared to 8.69% for all domestic bonds. As economic and financial concerns abated in the fourth quarter, high yield bonds began rebounding from their lows in October. However, high yield spreads only tightened roughly 100 basis points to Treasuries. At the end of the year, high yield spreads still remained historically wide to Treasuries at 650 basis points. In general, bonds with lower credit ratings continued to underperform the upper tier of the high yield market.
   o Emerging market bonds fell 11.6% for the year ended December 31, 1998. However, in the fourth quarter there was a bounce back in emerging markets as investors searched for opportunities from the third quarter collapse.


The Fund
   o For year ended December 31, 1998, the total return of the Fund's Class A shares was 2.25%, 1.28% for Class B, 1.39% for Class C, and 1.79% for Class T; the Lipper average for high yield funds was (0.44)%. The Strategic Income Fund was merged into the Fund on November 20, 1998. Based upon the total net assets of the Fund on December 31, 1998, the Fund's assets remained relatively unchanged from the beginning of the year.

   o Since the Fund invests primarily in higher-rated bonds, it experienced much of the rally seen in the upper tier of high yield and outperformed the Lipper average.

   o The Fund was adversely impacted during the year by holdings in both the Shipping and the Oil and Gas sector. We believe these credits at their current levels represent undervalued situations. Combined, these industries represent roughly 7.7% of the Fund.


Current Strategy
   o We will continue to manage the Fund as a low-risk, conservative "all-weather" high yield fund that owns high quality high yield bonds. The Fund seeks to outperform when the high-yield market is declining or volatile, while remaining competitive when the market is on the rise or stable.

   o Going forward, the Fund will continue with its conservative positioning in order to provide continued stability to the NAV of the Fund. The Fund will focus on upper tier credits while avoiding non-rated, zeros and equity-like securities.
--------------------------------------------------------------------------------
Fund Information (All data are as of 12/31/98)Total Net Assets $283,521,068
--------------------------------------------------------------------------------

              Top 10 Holdings
                    Name                    % Fund
o   1  Americo Life, Inc.                     2.0%
o   2  Packaged Ice, Inc.                     1.8
o   3  Fage Dairy Industries SA               1.7
o   4  Protection One Alarm Montana, Inc.     1.7
o   5  Tenet Healthcare Corp.                 1.7
o   6  Allied Waste Industries, Inc.          1.6
o   7  Intracel Corp.                         1.6
o   8  JCAC, Inc.                             1.6
o   9  Standard Commercial Corp.              1.6
o   10 Hydrochem Industrial Services, Inc.    1.5
                                             ----
                                             16.8%
                                             ====


           Top 5 Industries
     (by percentage of net assets)
  Telecommunications        11.3%
  Broadcasting               7.6%
  Food/Beverage/
  Tobacco                    6.8%
  Publishing/Printing        6.8%
  Oil & Gas                  6.4%


         SEC Average Annual Rates of Return
        (at maximum applicable sales charge)
            Inception      5 years      1 year
  Class A     7.47%            N/A       (2.65%)
  Class B     7.67%            N/A       (3.37%)
  Class C     8.15%            N/A        0.46%
  Class T     9.97%         7.52%        (1.94%)

             Cumulative Total Return
          (do not reflect sales charge)
            Inception      5 years      1 year
  Class A    35.79%            N/A        2.25%
  Class B    32.23%            N/A        1.28%
  Class C    32.36%            N/A        1.39%
  Class T   148.74%        43.72%         1.79%

     NORTHSTAR HIGH YIELD FUND
--------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NORTHSTAR HIGH YIELD FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.

  In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended December 31, 1998, with all distributions reinvested in shares. The average annualized total return for Class A shares of 7.47% for the period since the classes' inception on June 5, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 7.67% and 8.15% since inception on June 5, 1995 for Class B and Class C shares, respectively, and total returns since inception on May 30, 1989 for Class T shares of 9.97% reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% and Class T shares of 4.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance.

[LINE GRAPHS APPEAR BELOW WITH THE FOLLOWING PLOT POINTS:]

NORTHSTAR HIGH YIELD FUND - CLASS A

AVERAGE ANNUAL TOTAL RETURN
1-YEAR             (2.65)%
SINCE INCEPTION     7.47%

                     6/95      12/95     12/96     12/97     12/98
Class A
Lehman HY Bond         PLEASE SUPPLY PLOT POINTS
CPI

NORTHSTAR HIGH YIELD FUND - CLASS B

AVERAGE ANNUAL TOTAL RETURN
1-YEAR             (3.37%)
SINCE INCEPTION     7.67%

                     6/95      12/95     12/96     12/97     12/98
Class B
Lehman HY Bond        PLEASE SUPPLY PLOT POINTS
CPI

NORTHSTAR HIGH YIELD FUND - CLASS C

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              0.46%
SINCE INCEPTION     8.15%

                     6/95      12/95     12/96     12/97     12/98
Class C
Lehman HT Bond        PLEASE SUPPLY PLOT POINTS
CPI

NORTHSTAR HIGH YIELD FUND - CLASS T

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              (1.94)%
5-YEAR               7.52%
SINCE INCEPTION      9.97%

                   6/89      12/89     12/92     12/95     12/98
Class T
Lehman HY Bond        PLEASE SUPPLY PLOT POINTS
CPI

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                          Principal Amount      Value
------------------------------------------   ---------------------   -------------
Domestic Bonds & Notes -- 76.83%
Aerospace & Defense --  3.04%
Aviation Sales Co.
8.125%, Sr. Subordinated Notes, 2/15/08            $2,000,000         $ 1,990,000
BE Aerospace, Inc.
8.00%, Sr. Subordinated Notes, 3/01/08              2,000,000           1,970,000
Compass Aerospace Corp. #
10.125%, Sr. Subordinated Notes, 4/15/05            2,500,000           2,437,500
L 3 Communications Corp.
10.375%, Sr. Subordinated Notes, 5/01/07            2,000,000           2,210,000
                                                                      -----------
                                                                        8,607,500
                                                                      -----------
Airlines -- 1.29%
Atlantic Coast Airlines, Inc. #
7.97%, Pass-Thru Certificates, 1/01/00                440,063             437,924
Atlantic Coast Airlines, Inc. #
8.75%, Pass-Thru Certificates, 1/01/07              3,279,326           3,228,136
                                                                      -----------
                                                                        3,666,060
                                                                      -----------
Auto Parts & Equipment -- 1.17%
Titan Wheel International, Inc.
8.75%, Sr. Subordinated Notes, 4/01/07              3,400,000           3,315,000
                                                                      -----------
Broadcasting -- 6.60%
American Radio Systems Corp.
9.00%, Company Guarantee, 2/01/06                   1,500,000           1,631,250
Capstar Broadcasting Partners, Inc.
9.25%, Sr. Subordinated Notes, 7/01/07              2,900,000           3,030,500
Chancellor Media Corp.
8.125%, Sr. Subordinated Notes, 12/15/07            1,000,000             997,500
JCAC, Inc.
10.125%, Sr. Subordinated Notes, 6/15/06            4,000,000           4,440,000
SFX Broadcasting, Inc.
10.75%, Sr. Subordinated Notes, 5/15/06             2,631,000           2,907,255
Sinclair Broadcast Group, Inc.
8.75%, Sr. Subordinated Notes, 12/15/07             2,800,000           2,849,000
Sinclair Broadcast Group, Inc.
9.00%, Sr. Subordinated Notes, 7/15/07              1,500,000           1,533,750
Sinclair Broadcasting Group, Inc.
10.00%, Sr. Subordinated Notes, 9/30/05             1,250,000           1,318,750
                                                                      -----------
                                                                       18,708,005
                                                                      -----------
Building Materials -- 0.45%
Nortek, Inc. #
8.875%, Sr. Notes, 8/01/08                          1,250,000           1,290,625
                                                                      -----------
Cable Television -- 3.44%
Century Communications Corp.
0%, Sr. Discount Notes, 1/15/08                     4,000,000           2,080,000
EchoStar Communications Corp. $
0/12.875%, Sr. Discount Notes, 6/01/04              3,500,000           3,596,250
EchoStar Communications Corp. $
0/13.125%, Sr. Discount Notes, 3/15/04              1,500,000           1,503,750
Medicom LLC
8.50%, Sr. Notes, 4/15/08                           2,500,000           2,568,750
                                                                      -----------
                                                                        9,748,750
                                                                      -----------

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------


Security                                           Principal Amount       Value
-------------------------------------------   ---------------------   -------------
Capital Goods Manufacturing --  2.03%
Indesco International, Inc.
9.75%, Sr. Subordinated Notes, 4/15/08              $3,000,000         $ 2,805,000
Moll Industries, Inc. #
10.50%, Sr. Subordinated Notes, 7/01/08              3,000,000           2,940,000
                                                                       -----------
                                                                         5,745,000
                                                                       -----------
Chemicals -- 2.62%
American Pacific Corp.
9.25%, Sr. Notes, 3/01/05                            3,000,000           3,090,000
Hydrochem Industrial Services, Inc.
10.375%, Sr. Secured Notes, 8/01/07                  4,500,000           4,342,500
                                                                       -----------
                                                                         7,432,500
                                                                       -----------
Consumer Products --  2.25%
Packaged Ice, Inc.
9.75%, Sr. Notes, 2/01/05                            4,900,000           5,022,500
Shop-Vac Corp.
10.625%, Sr. Secured Notes, 9/01/03                  1,250,000           1,368,750
                                                                       -----------
                                                                         6,391,250
                                                                       -----------
Diversified Financial Services -- 0.32%
Natwest Asset Trust Securities ++
9.585%, Asset Trust, 1/31/03                         1,000,000             895,625
                                                                       -----------
Energy -- 4.87%
Abraxas Petroleum Corp.
11.50%, Sr. Notes, 11/01/04                          2,000,000           1,530,000
AES Corp.
8.50%, Sr. Subordinated Notes, 11/01/07                750,000             761,250
AES Corp.
10.25%, Sr. Subordinated Notes, 7/15/06              4,000,000           4,330,000
CalEnergy Co., Inc.
9.50%, Sr. Notes, 9/15/06                            1,000,000           1,115,000
CalEnergy Co., Inc.
10.25%, Discount Notes, 1/15/04                      2,650,000           2,798,930
California Energy, Inc.
9.875%, Sr. Notes, 6/30/03                           1,000,000           1,087,500
Calpine Corp.
10.50%, Sr. Notes, 5/15/06                           2,000,000           2,200,000
                                                                       -----------
                                                                        13,822,680
                                                                       -----------
Food/Beverage/Tobacco -- 5.08%
Ameriserve Food Distribution, Inc.
8.875%, Sr. Notes, 10/15/06                          2,750,000           2,557,500
Eagle Family Foods, Inc.
8.75%, Company Gurantee, 1/15/08                     1,250,000           1,184,375
North Atlantic Trading, Inc.
11.00%, Sr. Notes, 6/15/04                           3,000,000           3,030,000
Richmont Marketing Specialists, Inc. #
10.125%, Sr. Subordinated Notes, 12/15/07            4,250,000           3,208,750
Standard Commercial Corp.
8.875%, Company Guarantee, 8/01/05                   4,500,000           4,432,500
                                                                       -----------
                                                                        14,413,125
                                                                       -----------

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                          Principal Amount       Value
------------------------------------------   ---------------------   -------------
Healthcare --  5.83%
Fisher Scientific International, Inc.
9.00%, Sr. Subordinated Notes, 2/01/08             $2,400,000         $ 2,400,000
Health Insurance Plan of Greater New York
11.25%, Notes, 7/01/10                              3,000,000           3,150,000
Intracel Corp. ++
12.00%, Notes, 8/25/03                              5,121,951           4,622,561
Intracel Corp. ++
12.00%, Escrow Notes, 8/25/03                         878,049             792,439
Tenet Healthcare Corp. #
8.125%, Sr. Subordinated Notes, 12/01/08            4,500,000           4,668,750
Universal Hospital Services, Inc.
10.25%, Sr. Notes, 3/01/08                          1,000,000             895,000
                                                                      -----------
                                                                       16,528,750
                                                                      -----------
Homebuilders/Home Construction -- 0.53%
Engle Homes, Inc.
9.25%, Sr. Notes, 2/01/08                           1,500,000           1,507,500
                                                                      -----------
Hotel & Gaming -- 5.14%
Circus Circus Enterprises, Inc.
9.25%, Sr. Subordinated Notes, 12/01/05             1,750,000           1,815,188
Courtyard By Marriott Ltd.
10.75%, Sr. Secured Notes, 2/01/08                  2,000,000           2,070,000
Hard Rock Hotel, Inc.
9.25%, Sr. Subordinated Notes, 4/01/05              3,500,000           3,517,500
Harrahs Operating, Inc.
7.875%, Sr. Subordinated Notes, 12/15/05            3,250,000           3,258,125
HMH Properties, Inc.
7.875%, Sr. Secured Notes, 8/01/08                  4,000,000           3,900,000
                                                                      -----------
                                                                       14,560,813
                                                                      -----------
Insurance -- 2.99%
Americo Life, Inc.
9.25%, Sr. Subordinated Notes, 6/01/05              5,550,000           5,716,500
Superior National Insurance Group, Inc.
10.75%, Company Guarantee, 12/01/17                    27,500           2,750,000
                                                                      -----------
                                                                        8,466,500
                                                                      -----------
Metals & Mining -- 1.24%
Great Central Mines Ltd.
8.875%, Sr. Notes, 4/01/08                          3,500,000           3,508,750
                                                                      -----------
Oil & Gas -- 3.44%
Benton Oil & Gas Co.
11.625%, Sr. Notes, 5/01/03                         2,900,000           1,899,500
Forcenergy, Inc.
9.50%, Sr. Subordinated Notes, 11/01/06             3,000,000           2,325,000
HS Resources, Inc.
9.875%, Sr. Subordinated Notes, 12/01/03            1,550,000           1,542,250
Lomak Petroleum, Inc.
8.75%, Sr. Subordinated Notes, 1/15/07                800,000             740,000
Windsor Petroleum Transport Corp. #
7.84%, Notes, 1/15/21                               4,500,000           3,240,000
                                                                      -----------
                                                                        9,746,750
                                                                      -----------

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------


Security                                          Principal Amount       Value
------------------------------------------   ---------------------   -------------
Paper -- 1.97%
Buckeye Cellulose Corp.
8.50%, Sr. Subordinated Notes, 12/15/05            $2,725,000         $ 2,847,625
SD Warren Co.
12.00%, Sr. Subordinated Notes, 12/15/04            2,500,000           2,737,500
                                                                      -----------
                                                                        5,585,125
                                                                      -----------
Publishing/Printing --  3.32%
Hollinger International Publishing, Inc.
9.25%, Sr. Subordinated Notes, 3/15/07              3,000,000           3,180,000
Liberty Group Operating, Inc.
9.375%, Sr. Subordinated Notes, 2/01/08             3,000,000           2,955,000
Mail-Well Corp. #
8.75%, Sr. Subordinated Notes, 12/15/08             3,250,000           3,266,250
                                                                      -----------
                                                                        9,401,250
                                                                      -----------
Restaurants -- 1.22%
Romacorp, Inc. #
12.00%, Sr. Notes, 7/01/06                          3,500,000           3,473,750
                                                                      -----------
Services -- 5.68%
Allied Waste Industries, Inc. #
7.875%, Sr. Notes, 1/01/09                          4,500,000           4,567,500
National Equipment Services, Inc. #
10.00%, Sr. Subordinated Notes, 11/30/04            2,875,000           2,860,625
Nebraska Book Company, Inc.
8.75%, Sr. Subordinated Notes, 2/15/08              2,000,000           1,915,000
Pierce Leahy Command Co.
8.125%, Sr. Notes, 5/15/08                          2,000,000           2,010,000
Protection One Alarm Montana, Inc. #
8.125%, Sr. Subordinated Notes, 1/15/09             4,750,000           4,761,067
                                                                      -----------
                                                                       16,114,192
                                                                      -----------
Shipping -- 0.50%
Simcala, Inc.
9.625%, Sr. Notes, 4/15/06                          2,000,000           1,420,000
                                                                      -----------
Steel -- 0.11%
Geneva Steel Co.
9.50%, Sr. Notes, 1/15/04                           2,000,000             310,000
                                                                      -----------
Telecommunications -- 9.46%
Intermedia Communications, Inc.
8.60%, Sr. Notes, 6/01/08                           3,000,000           2,865,000
IXC Communications, Inc.
9.00%, Sr. Subordinated Notes, 4/15/08              3,000,000           3,018,750
Level 3 Communications, Inc.
9.125%, Sr. Notes, 5/01/08                          3,500,000           3,491,250
Metromedia Fiber Network, Inc. #
10.00%, Sr. Notes, 11/15/08                         2,000,000           2,065,000
NEXTLINK Communications, Inc.
9.00%, Sr. Notes, 3/15/08                           1,500,000           1,398,750
NEXTLINK Communications, Inc. $
0/9.45%, Sr. Discount Notes, 4/15/08                3,500,000           2,030,000
Qwest Communications International, Inc.
8.29%, Sr. Discount Notes, 2/01/08                  3,500,000           2,660,000

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                         Principal Amount        Value
-----------------------------------------   ---------------------   --------------
Telecommunications --  continued
RCN Corp.
10.00%, Sr. Notes, 10/15/07                       $3,500,000         $  3,281,250
RCN Corp. $
0/9.80%, Sr. Notes, 2/15/08                        2,000,000            1,060,000
Viatel, Inc.
11.25%, Sr. Notes, 4/15/08                         3,300,000            3,316,500
WinStar Equipment Corp.
12.50%, Company Guarantee, 3/15/04                 1,600,000            1,640,000
                                                                     ------------
                                                                       26,826,500
                                                                     ------------
Textile/Apparel --  0.42%
Fruit of the Loom, Inc.
6.50%, Notes, 11/15/03                             1,250,000            1,187,700
                                                                     ------------
Transportation -- 1.82%
Sea Containers Ltd.
7.875%, Sr. Notes, 2/15/08                         2,100,000            2,058,000
Westinghouse Air Brake Co.
9.375%, Sr. Notes, 6/15/05                         3,000,000            3,090,000
                                                                     ------------
                                                                        5,148,000
                                                                     ------------
Total Domestic Bonds & Notes
(cost $225,231,606)                                                   217,821,700
                                                                     ------------
Foreign Bonds & Notes -- 13.64%
Aerospace & Defense -- 0.85%
Derlan Manufacturing, Inc.
10.00%, Sr. Notes, 1/15/07                         3,000,000            2,415,000
                                                                     ------------
Broadcasting -- 0.97%
Antenna TV SA
9.00%, Sr. Notes, 8/01/07                          3,000,000            2,745,000
                                                                     ------------
Cable Television -- 1.14%
Rogers Cablesystems Ltd.
9.625%, Notes, 8/01/02                             3,000,000            3,240,000
                                                                     ------------
Diversified Financial Services -- 0.13%
Westways Funding II Ltd. #
22.125%, Mortgage Backed Notes, 1/29/03              500,000              350,313
                                                                     ------------
Food/Beverage/Tobacco -- 1.71%
Fage Dairy Industries SA
9.00%, Sr. Notes, 2/01/07                          5,550,000            4,856,250
                                                                     ------------
Oil & Gas -- 2.94%
Conproca SA #
12.00%, Secured Notes, 6/16/10                     3,000,000            2,805,000
Husky Oil Ltd. #
8.90%, Notes, 8/15/28 (1)                          4,000,000            3,960,000
Northern Offshore ASA #
10.00%, Company Guarantee, 5/15/05                 3,000,000            1,575,000
                                                                     ------------
                                                                        8,340,000
                                                                     ------------
Publishing/Printing -- 0.94%
Newsquest Capital PLC
11.00%, Sr. Subordinated Notes, 5/01/06            2,400,000            2,652,000
                                                                     ------------

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                            Principal Amount/Shares       Value
-----------------------------------------------   -------------------------   -------------
Services --  1.13%
Autopistas Del Sol SA #
10.25%, Sr. Notes, 8/01/09                                $3,000,000          $2,257,500
Guangzhou Shenzhen Superhighway Holdings
10.25%, Sr. Notes, 8/15/07                                 1,950,000             936,000
                                                                              ----------
                                                                               3,193,500
                                                                              ----------
Shipping --  1.31%
Alpha Shipping PLC
9.50%, Sr. Notes, 2/15/08                                  2,500,000             737,500
Equimar Shipholdings Ltd.
9.875%, Subordinated Notes, 7/01/07                        3,750,000           2,981,250
                                                                              ----------
                                                                               3,718,750
                                                                              ----------
Telecommunication -- 1.74%
Colt Telecom Group PLC $
0/12.00%, Sr. Discount Notes, 12/15/06                       500,000             417,500
Occidente Y Caribe Celular SA $
0/14.00%, Sr. Discount Notes, 3/15/04                      2,100,000           1,685,250
Rogers Cantel, Inc.
8.80%, Sr. Subordinated Notes, 10/01/07                    2,800,000           2,838,500
                                                                              ----------
                                                                               4,941,250
                                                                              ----------
Transportation -- 0.78%
Sea Containers Ltd.
12.50%, Sr. Subordinated Debentures, 12/01/04              2,000,000           2,210,000
                                                                              ----------
Total Foreign Bonds & Notes
(cost $44,922,206)                                                            38,662,063
                                                                              ----------
Preferred Stocks -- 0.92%
Publishing/Printing -- 0.35%
Primedia, Inc., 9.20%                                         10,000             985,000
                                                                              ----------
Supermarkets -- 0.49%
Nebco Evans Holding Co., 11.25% &                             27,547           1,391,136
                                                                              ----------
Telecommunications -- 0.08%
Viatel, Inc., 10.00% &                                         2,183             241,227
                                                                              ----------
Total Preferred Stocks
(cost $3,646,165)                                                              2,617,363
                                                                              ----------
Rights -- 0.04%
Capital Goods Manufacturing -- 0.04%
Terex Corp., (expires 2000)                                    8,000             116,000
                                                                              ----------
Foreign Government Securities -- 0.00%
United Mexican States                                      1,500,000                   0
                                                                              ----------
Total Rights
(cost $0)                                                                        116,000
                                                                              ----------
Warrants -- 0.44% @
Consumer Products -- 0.04%
Chattem, Inc., (expires 6/17/99)                                 500             112,950
                                                                              ----------
Healthcare -- 0.33%
Intracel Corp. ++, (expires 8/25/03)                          47,722                   0
Intracel Corp. ++, (expires 8/25/03)                          49,066             159,465
Intracel Corp. ++, (expires 8/25/03)                         237,805             772,866
                                                                              ----------
                                                                                 932,331
                                                                              ----------

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

Security                                                                        Shares/Principal Amount        Value
---------------------------------------------------------------------------   -------------------------   ----------------
Supermarkets --  0.00%
Dairy Mart Convenience Stores, Inc., (expires 12/01/01)                                    4,999           $       2,639
                                                                                                           -------------
Telecommunications --  0.07%
Colt Telecom Group PLC #, (expires 12/31/06)                                                 500                 213,700
Occidente Y Caribe Celular SA  # @@, (expires 3/15/04)                                     9,400                       0
UNIFI Communications, Inc. #, (expires 5/01/07)                                            1,000                      10
                                                                                                           -------------
                                                                                                                 213,710
Total Warrants
(cost $809,321)                                                                                                1,261,630
                                                                                                           -------------
Asset Backed Securities -- 0.69%
Cityscape Home Loan Owner Trust, Asset Backed, 8.17%, due 7/25/18                    $   800,000                 808,272
Mego Mortgage Home Loan Trust, Mortgaged Backed, 8.01%, due 8/25/23                    1,200,000               1,155,612
                                                                                                           -------------
Total Asset Backed Securities
(cost $1,930,375)                                                                                              1,963,884
                                                                                                           -------------
U.S. Government and Agencies -- 0.41%
Federal Home Loan Mortgage Corp., 7.00%, due 1/30/13                                     100,000                 100,158
U.S. Treasury Strips, 0%, due 2/15/23                                                  4,000,000               1,064,360
                                                                                                           -------------
Total U.S. Government and Agencies
(cost $1,038,954)                                                                                              1,164,518
                                                                                                           -------------
Total Investment Securities -- 92.97%
(cost $277,578,627)                                                                                          263,607,158
                                                                                                           -------------
Repurchase Agreement -- 5.10%
Agreement with State Street Bank and Trust bearing interest at 4.70% dated
12/31/98, to be repurchased 1/04/99 in the amount of $14,460,548 and collateralized by $14,280,000 U.S. Treasury Notes, 6.00% due 8/15/99,
value $14,744,100
(cost $14,453,000)                                                                    14,453,000              14,453,000
Other assets less liabilities -- 1.93%                                                                         5,460,910
                                                                                                           -------------
Net Assets -- 100.00%                                                                                      $ 283,521,068
                                                                                                           =============

     # Sale restricted to qualified institutional investors.
     $ Step Bond.
    ++ Private placement.
     & Payment-in-kind security.
     @ Non-income producing.
   (1) Variable rate security. Rate as of December 31, 1998.

See accompanying notes to financial statements.

                                    [PHOTOGRAPH OF JAMES L. MAHNKE APPEARS HERE]

     NORTHSTAR GOVERNMENT SECURITIES FUND
---------------------------------------------------------------------------

The Markets
   o Economic Perspective: We expect the U.S. economy to slow over the next three quarters to approximately a growth rate of 1.5 -- 2.5%. This slower growth should help offset the tight labor market and keep inflation low. Whether, the Fed lowers Fed Funds another 25 to 50 b.p. depends on the lagged impact of the global financial crisis on the U.S. economy.
   o Market Perspective: If the emerging market, Asian and Russian economies continue to worsen, the "flight-to-quality" rally in bonds will continue with the 30-year yield heading towards 4.50%. The surprise would be a complete reversal of the "flight-to-quality" rally as new economic policies and IMF support begin to stabilize global markets. We believe that market stabilization will not begin until late in 1999.


The Fund
   o For the year ended December 31, 1998 the total return of the Fund's Class A shares was 5.27%, 4.49% for Class B, 4.35% for Class C, and 4.84% for Class T. The goal of the Fund continues to be high current income and conservation of principal.
   o The Fund continues to hold mortgage-backed securities, with about 58% of the Fund invested in GNMA, FMNA, and FHLMC collateral. The Fund's remaining assets are invested in support bonds of U.S. agency CMO's and U.S. Treasury options. Given current prepayment speeds, the average life of the portfolio is around 4 to 5 years.


Current Strategy
   o Given the potential of volatility and a continued "flight-to-quality"
     from the unstable international economies, we have increased the Fund's convexity and exposure to 5-year U.S. Treasury securities.
   o Yet, we continue to overweight the mortgage sector to build a yield advantage versus U.S. Treasury security yields.
   o The combination of convexity and yield advantages should provide competitive performance and high current income for our investors.
--------------------------------------------------------------------------------
Fund Information (All data are as of 12/31/98)Total Net Assets $110,798,154
--------------------------------------------------------------------------------

           Top 10 Holdings
                Name              % Fund
1   GNMA 7.00%, due 10/20/28        14.9%
2   GNMA 7.00%, due 9/20/28          9.0
3   Federal Home Loan Mortgage       7.0
    6.50%, due 12/20/22
4   Federal Home Loan Mortgage       5.5
    6.50%, due 9/15/24
5   GNMA 9.00%, due 12/16/26         5.5
6   Fannie Mae 6.00%, due 5/01/13    5.2
7   Fannie Mae 9.00%, due 6/01/07    5.2
8   Fannie Mae 5.50%, due 7/01/11    4.9
9   Fannie Mae 8.50%, due 1/01/09    4.7
10  Fannie Mae 7.00%, due 8/18/25    4.7
                                   -----
                                    66.6%
                                   =====

        SEC Average Annual Rates of Return
       (at maximum applicable sales charge)
            Inception       5 years      1 year
  Class A     5.11%            N/A        0.22%
  Class B     5.36%            N/A       (0.44%)
  Class C     5.78%            N/A        3.37%
  Class T     7.06%           4.59        0.90%

              Cumulative Total Return
          (do not reflect sales charge)
            Inception        5 years     1 year
  Class A    25.46%            N/A        5.27%
  Class B    22.52%            N/A        4.49%
  Class C    22.30%            N/A        4.35%
  Class T   141.19%           25.18       4.84%

     NORTHSTAR GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NORTHSTAR GOVERNMENT SECURITIES FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.

  In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended December 31, 1998, with all distributions reinvested in shares. The average annualized total return for Class A shares of 5.11% for the period since the classes' inception on June 5, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 5.36% and 5.78% since inception on June 5, 1995 for Class B and Class C shares, respectively, and total returns since inception on February 3, 1986 for Class T shares of 7.06% reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% and Class T shares of 4.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance.


[LINE GRAPHS APPEAR BELOW WITH THE FOLLOWING PLOT POINTS:]

NORTHSTAR GOVERNMENT SECURITIES FUND - CLASS A

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              0.22%
SINCE INCEPTION     5.11%

                     6/95      12/95     12/96     12/97     12/98
Class A
Lehman Int'l Gov't     PLEASE SUPPLY PLOT POINTS
CPI

NORTHSTAR GOVERNMENT SECURITIES FUND - CLASS B

AVERAGE ANNUAL TOTAL RETURN
1-YEAR             (0.44%)
SINCE INCEPTION     5.36%

                     6/95      12/95     12/96     12/97     12/98
Class B
Lehman Int'l Gov't    PLEASE SUPPLY PLOT POINTS
CPI

NORTHSTAR GOVERNMENT SECURITIES FUND - CLASS C

AVERAGE ANNUAL TOTAL RETURN
1-YEAR              3.37%
SINCE INCEPTION     5.78%

                     6/95      12/95     12/96     12/97     12/98
Class C
Lehman Int'l Gov't    PLEASE SUPPLY PLOT POINTS
CPI

NORTHSTAR GOVERNMENT SECURITIES FUND - CLASS T

AVERAGE ANNUAL TOTAL RETURN
1-YEAR               0.90%
5-YEAR               4.59%
SINCE INCEPTION      7.06%

                   2/86      12/89     12/92     12/95     12/98
Class T
Lehman Int'l Gov't    PLEASE SUPPLY PLOT POINTS
CPI

   NORTHSTAR GOVERNMENT SECURITIES FUND
     PORTFOLIO OF INVESTMENTS
     DECEMBER 31, 1998
--------------------------------------------------------------------------------



Security                                                    Principal Amount        Value
-------------------------------------------------------   ------------------   ---------------
Domestic Bonds & Notes --  2.43%
U.S. Government Agency --  2.43%
Countrywide Home Loans, Inc.
6.75%, 4/25/28                                                $ 2,750,000       $  2,700,156
                                                                                ------------
Total Domestic Bonds & Notes
(cost $2,677,813)                                                                  2,700,156
                                                                                ------------
U.S. Government and Agencies -- 91.50%
Federal Home Loan Mortgage Corp., 6.00%, due 5/01/13            4,135,724          4,149,950
Federal Home Loan Mortgage Corp., 6.50%, due 12/20/22           7,500,000          7,727,475
Federal Home Loan Mortgage Corp., 6.50%, due 9/15/24            5,700,000          6,136,905
Federal Home Loan Mortgage Corp., 8.00%, due 12/15/21           8,264,112          1,824,964
FNMA, 5.50%, due 7/01/11                                        5,410,604          5,358,175
FNMA, 6.00%, due 5/01/13                                        5,694,005          5,706,475
FNMA, 7.00%, due 8/18/25                                        5,000,000          5,227,900
FNMA, 8.50%, due 11/01/09                                       5,030,246          5,201,576
FNMA, 8.50%, due 8/01/11                                        3,484,168          3,611,549
FNMA, 9.00%, due 6/01/07                                        5,514,844          5,707,864
GNMA, 7.00%, due 9/15/23                                        3,757,670          3,845,749
GNMA, 7.00%, due 1/15/24                                        2,759,164          2,823,839
GNMA, 7.00%, due 2/16/24                                        1,870,000          1,922,865
GNMA, 7.00%, due 1/15/26                                        3,834,621          3,922,089
GNMA, 7.00%, due 2/15/26                                        4,312,586          4,410,956
GNMA, 7.00%, due 9/20/28                                        9,757,879          9,962,209
GNMA, 7.00%, due 10/20/28                                      16,142,815         16,480,845
GNMA, 7.50%, due 12/20/20                                       1,000,000          1,002,210
GNMA, 7.50%, due 1/16/23                                        5,548,066            578,774
GNMA, 9.00%, due 12/16/26                                       5,500,000          5,779,290
                                                                                ------------
Total U.S. Government and Agencies
(cost $101,697,391)                                                              101,381,659
                                                                                ------------
Futures Options
Purchased -- 0.55%
U.S. Treasury Notes 5 Year Futures, February 112 Call             400,000            606,250
                                                                                ------------
Total Futures Options Purchased
(cost $502,600)                                                                      606,250
                                                                                ------------
Total Investment Securities -- 94.48%
(cost $104,877,804)                                                              104,688,065
Other assets less liabilities -- 5.52%                                             6,110,089
                                                                                ------------
Net Assets -- 100.00%                                                           $110,798,154
                                                                                ============

See accompanying notes to financial statements.

                    (This Page Left Blank Intentionally)

   NORTHSTAR FUNDS
     STATEMENT OF ASSETS AND LIABILITIES
     DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                                     Northstar         Northstar
                                                                                        Growth           Special
                                                                                          Fund              Fund
                                                                                  ----------------- -----------------
ASSETS:
Investments in securities, at value (cost $109,987,395, $152,883,377
 $41,917,786, $277,578,627, and $104,877,804, respectively)                         $ 180,612,943     $ 215,852,953
Repurchase agreements                                                                   2,431,000                 0
Cash                                                                                          119           636,182
Receivable for investments sold                                                         1,458,879         5,472,662
Receivable for shares of beneficial interest sold                                         282,761            88,594
Dividends and interest receivable                                                          81,157             6,568
Collateral on options written or purchased                                                      0                 0
Prepaid expenses                                                                            7,829             8,282
                                                                                    -------------     -------------
  Total Assets                                                                        184,874,688       222,065,241
                                                                                    -------------     -------------
LIABILITIES:
Payable for investments purchased                                                       2,722,062         3,184,747
Investment advisory fee payable                                                           123,121           127,821
Payable for shares of beneficial interest reacquired                                      119,660           932,178
Distribution fee payable                                                                   60,057           144,835
Administrative service fees payable                                                        33,763            73,650
Transfer agent fee payable                                                                 22,388            36,096
Accrued expenses                                                                           74,422            88,871
                                                                                    -------------     -------------
  Total Liabilities                                                                     3,155,473         4,588,198
                                                                                    -------------     -------------
NET ASSETS                                                                          $ 181,719,215     $ 217,477,043
                                                                                    =============     =============
NET ASSETS ARE COMPOSED OF:
Capital paid in for shares of beneficial interest, $0.01 par value outstanding
 (unlimited shares authorized)                                                      $  96,767,716     $ 154,317,266
Accumulated net realized gain (loss) on investments, foreign currency,
 options, and futures                                                                  14,325,951           190,201
Net unrealized appreciation(depreciation) of investments                               70,625,548        62,969,576
                                                                                    -------------     -------------
  Net Assets                                                                        $ 181,719,215     $ 217,477,043
                                                                                    =============     =============
Class A:
Net Assets                                                                          $  29,357,642     $  45,461,586
                                                                                    -------------     -------------
Shares outstanding                                                                      1,126,536         1,567,647
                                                                                    -------------     -------------
Net asset value and redemption value per share (net assets / shares
 outstanding)                                                                       $       26.06     $       29.00
                                                                                    =============     =============
Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                           $       27.36     $       30.45
                                                                                    =============     =============
Class B:
Net Assets                                                                          $  15,480,133     $ 124,065,403
                                                                                    -------------     -------------
Shares outstanding                                                                        607,921         4,390,676
                                                                                    -------------     -------------
Net asset value and offering price per share (net assets / shares
 outstanding)                                                                       $       25.46     $       28.26
                                                                                    =============     =============
Class C:
Net Assets                                                                          $   1,624,952     $  29,746,924
                                                                                    -------------     -------------
Shares outstanding                                                                         63,768         1,053,376
                                                                                    -------------     -------------
Net asset value and offering price per share (net assets / shares
 outstanding)                                                                       $       25.48     $       28.24
                                                                                    =============     =============
Class T:
Net Assets                                                                          $  52,023,354     $  18,203,130
                                                                                    -------------     -------------
Shares outstanding                                                                      2,033,308           641,834
                                                                                    -------------     -------------
Net asset value and offering price per share (net assets / shares
 outstanding)                                                                       $       25.59     $       28.36
                                                                                    =============     =============
Class I:
Net Assets                                                                          $  83,233,134
                                                                                    -------------
Shares outstanding                                                                      3,167,738
                                                                                    -------------
Net asset value, offering and redemption price per share
 (net assets / shares outstanding)                                                  $       26.28
                                                                                    =============



                                                                                        Northstar                       Northstar
                                                                                    Balance Sheet       Northstar      Government
                                                                                    Opportunities      High Yield      Securities
                                                                                             Fund            Fund            Fund
                                                                                  --------------- --------------- ---------------
ASSETS:
Investments in securities, at value (cost $109,987,395, $152,883,377
 $41,917,786, $277,578,627, and $104,877,804, respectively)                        $ 47,829,314    $ 263,607,158   $ 104,688,065
Repurchase agreements                                                                   394,000       14,453,000               0
Cash                                                                                     32,875           50,768       5,502,730
Receivable for investments sold                                                               0                0         329,950
Receivable for shares of beneficial interest sold                                            75          758,341         424,961
Dividends and interest receivable                                                       573,170        6,107,051         677,572
Collateral on options written or purchased                                                    0                0         517,407
Prepaid expenses                                                                          6,190            2,778           7,299
                                                                                   ------------    -------------   -------------
  Total Assets                                                                       48,835,624      284,979,096     112,147,984
                                                                                   ------------    -------------   -------------
LIABILITIES:
Payable for investments purchased                                                             0                0         936,101
Investment advisory fee payable                                                          26,374          144,396          47,105
Payable for shares of beneficial interest reacquired                                    259,899          922,226         217,965
Distribution fee payable                                                                 24,650          195,441          60,376
Administrative service fees payable                                                      13,945           63,720          23,278
Transfer agent fee payable                                                                9,656           36,505          10,032
Accrued expenses                                                                         36,971           95,740          54,973
                                                                                   ------------    -------------   -------------
  Total Liabilities                                                                     371,495        1,458,028       1,349,830
                                                                                   ------------    -------------   -------------
NET ASSETS                                                                         $ 48,464,129    $ 283,521,068   $ 110,798,154
                                                                                   ============    =============   =============
NET ASSETS ARE COMPOSED OF:
Capital paid in for shares of beneficial interest, $0.01 par value outstanding
 (unlimited shares authorized)                                                     $ 41,198,519    $ 305,190,559   $ 130,359,070
Accumulated net realized gain (loss) on investments, foreign currency,
 options, and futures                                                                 1,354,082       (7,698,022)    (19,371,177)
Net unrealized appreciation(depreciation) of investments                              5,911,528      (13,971,469)       (189,739)
                                                                                   ------------    -------------   -------------
  Net Assets                                                                       $ 48,464,129    $ 283,521,068   $ 110,798,154
                                                                                   ============    =============   =============
Class A:
Net Assets                                                                         $ 18,537,377    $  31,134,542   $  31,181,357
                                                                                   ------------    -------------   -------------
Shares outstanding                                                                    1,502,632        3,651,466       3,324,543
                                                                                   ------------    -------------   -------------
Net asset value and redemption value per share (net assets / shares
 outstanding)                                                                      $      12.34    $        8.53   $        9.38
                                                                                   ============    =============   =============
Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                          $      12.96    $        8.96   $        9.85
                                                                                   ============    =============   =============
Class B:
Net Assets                                                                         $  5,107,116    $ 139,711,044   $  27,250,882
                                                                                   ------------    -------------   -------------
Shares outstanding                                                                      415,895       16,390,539       2,898,793
                                                                                   ------------    -------------   -------------
Net asset value and offering price per share (net assets / shares
 outstanding)                                                                      $      12.28    $        8.52   $        9.40
                                                                                   ============    =============   =============
Class C:
Net Assets                                                                         $    753,759    $  23,559,491   $   2,652,198
                                                                                   ------------    -------------   -------------
Shares outstanding                                                                       61,226        2,763,374         282,730
                                                                                   ------------    -------------   -------------
Net asset value and offering price per share (net assets / shares
 outstanding)                                                                      $      12.31    $        8.53   $        9.38
                                                                                   ============    =============   =============
Class T:
Net Assets                                                                         $ 24,065,877    $  89,115,991   $  49,713,717
                                                                                   ------------    -------------   -------------
Shares outstanding                                                                    1,943,501       10,459,301       5,291,622
                                                                                   ------------    -------------   -------------
Net asset value and offering price per share (net assets / shares
 outstanding)                                                                      $      12.38    $        8.52   $        9.39
                                                                                   ============    =============   =============
Class I:
Net Assets
Shares outstanding
Net asset value, offering and redemption price per share
 (net assets / shares outstanding)

Redemption price per share varies with length of time Class B, C, and T, shares are held.
See accompanying notes to financial statements.

   NORTHSTAR FUNDS
     STATEMENT OF OPERATIONS
     FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                         Northstar       Northstar
                                                                            Growth         Special
                                                                              Fund            Fund
                                                                   --------------- ---------------
INVESTMENT INCOME:
Dividends (net of withholding tax of $6,861, $21,551, $1,827, $0,
 and $0, respectively)                                              $  1,372,127    $  1,201,656
Interest                                                                 417,938         865,403
                                                                    ------------    ------------
Total investment income                                                1,790,065       2,067,059
                                                                    ------------    ------------
EXPENSES:
Investment advisory fees                                               1,541,921       2,033,840
Distribution fees:
 Class A                                                                  58,586         178,376
 Class B                                                                 113,076       1,471,915
 Class C                                                                  14,030         400,906
 Class T                                                                 577,185         232,160
Transfer agent fees and expenses
 Class A                                                                  21,429         101,867
 Class B                                                                  18,129         271,264
 Class C                                                                   2,300          89,852
 Class T                                                                  80,046          36,370
 Class I                                                                  41,388               0
Administrative service fees                                              239,970         392,303
Accounting and custodian fees                                             69,448         104,096
Printing and postage                                                      41,919          56,382
Registration fees                                                         38,087          44,042
Audit fees                                                                21,104          26,684
Trustee fees                                                              10,033          16,331
Miscellaneous                                                             21,547          35,332
                                                                    ------------    ------------
                                                                       2,910,198       5,491,720
Less expenses waived by management company                                     0               0
                                                                    ------------    ------------
   Total expenses                                                      2,910,198       5,491,720
                                                                    ------------    ------------
    Net investment income (loss)                                      (1,120,133)     (3,424,661)
                                                                    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain on investments and options                         18,594,642         188,400
 Net change in unrealized appreciation (depreciation) of
 investments                                                          21,162,015      15,766,212
                                                                    ------------    ------------
   Net realized and unrealized gain (loss) on investments             39,756,657      15,954,612
                                                                    ------------    ------------
    Increase in net assets resulting from operations                $ 38,636,524    $ 12,529,951
                                                                    ============    ============



                                                                         Northstar                        Northstar
                                                                     Balance Sheet        Northstar      Government
                                                                     Opportunities       High Yield      Securities
                                                                              Fund             Fund            Fund
                                                                   --------------- ---------------- ---------------
INVESTMENT INCOME:
Dividends (net of withholding tax of $6,861, $21,551, $1,827, $0,
 and $0, respectively)                                              $     469,555   $      513,989   $           0
Interest                                                                2,611,710       23,733,723       8,015,017
                                                                    -------------   --------------   -------------
Total investment income                                                 3,081,265       24,247,712       8,015,017
                                                                    -------------   --------------   -------------
EXPENSES:
Investment advisory fees                                                  365,125        1,537,716         697,032
Distribution fees:
 Class A                                                                   35,436           62,761          57,075
 Class B                                                                   51,908        1,180,532         191,942
 Class C                                                                    8,024          219,323          20,581
 Class T                                                                  287,758          619,972         435,230
Transfer agent fees and expenses
 Class A                                                                   15,623           27,973          20,720
 Class B                                                                    7,800          177,148          23,637
 Class C                                                                    1,017           34,262           2,639
 Class T                                                                   45,492          119,406          80,088
 Class I                                                                        0                0               0
Administrative service fees                                                75,818          322,406         133,321
Accounting and custodian fees                                              31,207           83,669          45,355
Printing and postage                                                       19,911           46,843          29,888
Registration fees                                                          41,627           45,216          40,730
Audit fees                                                                 20,070           27,237          18,554
Trustee fees                                                                7,955            8,450           9,682
Miscellaneous                                                              12,590           47,355          16,346
                                                                    -------------   --------------   -------------
                                                                        1,027,361        4,560,269       1,822,820
Less expenses waived by management company                                      0                0         160,854
                                                                    -------------   --------------   -------------
   Total expenses                                                       1,027,361        4,560,269       1,661,966
                                                                    -------------   --------------   -------------
    Net investment income (loss)                                        2,053,904       19,687,443       6,353,051
                                                                    -------------   --------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain on investments and options                           2,843,547        7,778,253       1,148,452
 Net change in unrealized appreciation (depreciation) of
 investments                                                           (2,694,660)     (24,573,436)     (2,577,076)
                                                                    -------------   --------------   -------------
   Net realized and unrealized gain (loss) on investments                 148,887      (16,795,183)     (1,428,624)
                                                                    -------------   --------------   -------------
    Increase in net assets resulting from operations                $   2,202,791   $    2,892,260   $   4,924,427
                                                                    =============   ==============   =============

See accompanying notes to financial statements.

   NORTHSTAR FUNDS
     STATEMENT OF CHANGES IN NET ASSETS
     FOR THE YEAR ENDED DECEMBER 31, 1998 AND DECEMBER 31, 1997
--------------------------------------------------------------------------------


                                                                Northstar
                                                                  Growth
                                                                   Fund
                                                    ----------------------------------
                                                         1998             1997
                                                    -------------     ------------
FROM OPERATIONS:
Net investment income (loss)                         $  (1,120,133)   $      (608,762)
Net realized gain on investments                        18,594,642          5,123,066
Net realized loss on foreign currency                            0               (189)
Net change in unrealized appreciation
 (depreciation) of investments                          21,162,015         32,606,026
Net change in unrealized appreciation of foreign
 currency                                                        0                110
                                                    --------------   ----------------
 Increase in net assets resulting from operations       38,636,524         37,120,251
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
  Class A                                                        0                  0
  Class B                                                        0                  0
  Class C                                                        0                  0
  Class T                                                        0                  0
Net realized gain from investments                      (1,668,413)        (7,933,911)
Tax return of capital                                            0            (37,894)
                                                    --------------   ----------------
Total distributions                                     (1,668,413)        (7,971,805)
                                                    --------------   ----------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                       31,785,017        196,893,147
 Net asset value of shares issued to shareholders
  in reinvestment of dividends                           1,580,911          7,655,103
                                                    --------------   ----------------
                                                        33,365,928        204,548,250
 Cost of shares redeemed                               (95,119,227)      (107,156,780)
                                                    --------------   ----------------
Net increase (decrease) in net assets derived from
 capital share transactions                            (61,753,299)        97,391,470
                                                    --------------   ----------------
Net increase (decrease) in net assets                  (24,785,188)       126,539,916
NET ASSETS:
Beginning of year                                      206,504,403         79,964,487
                                                    --------------   ----------------
End of year                                          $ 181,719,215    $   206,504,403
                                                    ==============   ================
Undistributed net investment income                  $           0    $             0
                                                    ==============   ================



                                                                Northstar                          Northstar
                                                                 Special                  Balance Sheet Opportunities
                                                                   Fund                              Fund
                                                    ---------------------------------- ---------------------------------
                                                         1998              1997            1998             1997
                                                     ------------     -------------     -----------      -----------
FROM OPERATIONS:
Net investment income (loss)                         $    (3,424,661)  $  (1,848,388)   $    2,053,904   $    2,250,256
Net realized gain on investments                             188,400      19,011,083         2,843,547        4,221,598
Net realized loss on foreign currency                              0               0                 0                0
Net change in unrealized appreciation
 (depreciation) of investments                            15,766,212      24,201,023        (2,694,660)       6,464,152
Net change in unrealized appreciation of foreign
 currency                                                          0               0                 0                0
                                                    ----------------  --------------   ---------------  ---------------
 Increase in net assets resulting from operations         12,529,951      41,363,718         2,202,791       12,936,006
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
  Class A                                                          0               0          (674,731)         (47,893)
  Class B                                                          0               0          (183,411)        (159,749)
  Class C                                                          0               0           (27,464)         (23,637)
  Class T                                                          0               0        (1,171,109)      (2,022,072)
Net realized gain from investments                        (5,802,323)     (7,264,148)       (2,745,313)      (4,444,574)
Tax return of capital                                              0               0                 0                0
                                                    ----------------  --------------   ---------------  ---------------
Total distributions                                       (5,802,323)     (7,264,148)       (4,802,028)      (6,697,925)
                                                    ----------------  --------------   ---------------  ---------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                         33,890,066     112,190,424        22,406,109        1,854,297
 Net asset value of shares issued to shareholders
  in reinvestment of dividends                             3,873,664       4,759,317         4,039,411        5,716,874
                                                    ----------------  --------------   ---------------  ---------------
                                                          37,763,730     116,949,741        26,445,520        7,571,171
 Cost of shares redeemed                                (158,949,921)    (84,645,169)      (35,588,954)     (18,329,438)
                                                    ----------------  --------------   ---------------  ---------------
Net increase (decrease) in net assets derived from
 capital share transactions                             (121,186,191)     32,304,572        (9,143,434)     (10,758,267)
                                                    ----------------  --------------   ---------------  ---------------
Net increase (decrease) in net assets                   (114,458,563)     66,404,142       (11,742,671)      (4,520,186)
NET ASSETS:
Beginning of year                                        331,935,606     265,531,464        60,206,800       64,726,986
                                                    ----------------  --------------   ---------------  ---------------
End of year                                          $   217,477,043   $ 331,935,606    $   48,464,129   $   60,206,800
                                                    ================  ==============   ===============  ===============
Undistributed net investment income                  $             0   $           0    $            0   $        1,165
                                                    ================  ==============   ===============  ===============

See accompanying notes to financial statements.

   NORTHSTAR FUNDS
     STATEMENT OF CHANGES IN NET ASSETS
     FOR THE YEAR ENDED DECEMBER 31, 1998 AND DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                                             Northstar
                                                                                            High Yield
                                                                                               Fund
                                                                                 ---------------------------------
                                                                                       1998             1997
                                                                                 ---------------- ----------------
FROM OPERATIONS:
Net investment income                                                             $  19,687,443    $  18,548,793
Net realized gain (loss) on investments and options                                   7,778,253        7,107,354
Net change in unrealized appreciation (depreciation) of investments                 (24,573,436)        (977,429)
                                                                                  -------------    -------------
 Increase in net assets resulting from operations                                     2,892,260       24,678,718
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income:
   Class A                                                                           (1,748,299)      (1,210,886)
   Class B                                                                           (9,088,608)      (7,343,871)
   Class C                                                                           (1,685,745)      (1,360,819)
   Class T                                                                           (7,606,019)      (9,450,916)
 Net realized gain from investments                                                  (1,942,329)               0
                                                                                  -------------    -------------
Total distributions                                                                 (22,071,000)     (19,366,492)
                                                                                  -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                                                    99,001,856       56,719,815
 Net asset value of shares issued to shareholders in reinvestment of dividends        8,899,172        7,905,559
                                                                                  -------------    -------------
                                                                                    107,901,028       64,625,374
 Cost of shares redeemed                                                            (60,595,779)     (45,594,760)
                                                                                  -------------    -------------
Net increase (decrease) in net assets derived from capital share transactions        47,305,249       19,030,614
                                                                                  -------------    -------------
Net increase (decrease) in net assets                                                28,126,509       24,342,840
NET ASSETS:
Beginning of year                                                                   255,394,559      231,051,719
                                                                                  -------------    -------------
End of year                                                                       $ 283,521,068    $ 255,394,559
                                                                                  =============    =============
Undistributed net investment income                                               $           0    $           0
                                                                                  =============    =============

                                                                                            Northstar
                                                                                      Goverment Securities
                                                                                              Fund
                                                                                 -------------------------------
                                                                                       1998            1997
                                                                                 --------------- ---------------
FROM OPERATIONS:
Net investment income                                                             $   6,353,051   $   7,013,941
Net realized gain (loss) on investments and options                                   1,148,452      (1,786,143)
Net change in unrealized appreciation (depreciation) of investments                  (2,577,076)      2,710,567
                                                                                  -------------   -------------
 Increase in net assets resulting from operations                                     4,924,427       7,938,365
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income:
   Class A                                                                           (1,282,796)       (485,879)
   Class B                                                                           (1,167,904)       (636,837)
   Class C                                                                             (120,375)        (46,684)
   Class T                                                                           (4,184,993)     (6,221,820)
 Net realized gain from investments                                                           0               0
                                                                                  -------------   -------------
Total distributions                                                                  (6,756,068)     (7,391,220)
                                                                                  -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                                                    68,439,668       7,045,182
 Net asset value of shares issued to shareholders in reinvestment of dividends        4,385,212       4,869,989
                                                                                  -------------   -------------
                                                                                     72,824,880      11,915,171
 Cost of shares redeemed                                                            (65,922,911)    (43,326,996)
                                                                                  -------------   -------------
Net increase (decrease) in net assets derived from capital share transactions         6,901,969     (31,411,825)
                                                                                  -------------   -------------
Net increase (decrease) in net assets                                                 5,070,328     (30,864,680)
NET ASSETS:
Beginning of year                                                                   105,727,826     136,592,506
                                                                                  -------------   -------------
End of year                                                                       $ 110,798,154   $ 105,727,826
                                                                                  =============   =============
Undistributed net investment income                                               $           0   $     390,455
                                                                                  =============   =============

See accompanying notes to financial statements.

   NORTHSTAR FUNDS
   FINANCIAL HIGHLIGHTS
     SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                         Net
                                      realized &                 Dividends   Distributions
            Net Asset                 unrealized      Total      declared       declared
              Value,        Net      gain (loss)      from       from net       from net     Distributions
  Period    beginning   investment        on       investment   investment      realized          from
   ended    of period     income     investments   operations     income          gain          Capital
---------- ----------- ------------ ------------- ------------ ------------ --------------- ---------------
                                                 Growth Fund, Class A
12/31/98    $  21.26     $  0.08)     $   5.09      $   5.01          --        $  0.21)             --
12/31/97       17.92        0.03          4.16          4.19          --         ( 0.85)             --
12/31/96       15.53        0.02          3.18          3.20          --         ( 0.81)             --
6/05/95-
12/31/95       17.59        0.08          1.95          2.03     $  0.10)        ( 3.99)             --
                                                 Growth Fund, Class B
12/31/98       20.93      ( 0.23)         4.97          4.74          --         ( 0.21)             --
12/31/97       17.76      ( 0.15)         4.17          4.02          --         ( 0.85)             --
12/31/96       15.50      ( 0.06)         3.13          3.07          --         ( 0.81)             --
6/05/95-
12/31/95       17.59        0.06          1.92          1.98      ( 0.08)        ( 3.99)             --
                                                 Growth Fund, Class C
12/31/98       20.91      ( 0.27)         5.05          4.78          --         ( 0.21)             --
12/31/97       17.76      ( 0.13)         4.13          4.00          --         ( 0.85)             --
12/31/96       15.50      ( 0.05)         3.12          3.07          --         ( 0.81)             --
6/05/95-
12/31/95       17.59        0.04          1.92          1.96      ( 0.06)        ( 3.99)             --
                                                 Growth Fund, Class T
12/31/98       21.02      ( 0.36)         5.14          4.78          --         ( 0.21)             --
12/31/97       17.82      ( 0.17)         4.22          4.05          --         ( 0.85)             --
12/31/96       15.53      ( 0.06)         3.16          3.10          --         ( 0.81)             --
12/31/95       15.75        0.07          3.77          3.84      ( 0.07)        ( 3.99)             --
12/31/94       17.33        0.08         (1.41)        (1.33)     ( 0.08)        ( 0.15)        $  0.02)
12/31/93       16.36        0.02          1.67          1.69      ( 0.04)        ( 0.67)         ( 0.01)
12/31/92       16.37        0.02          1.30          1.32      ( 0.02)        ( 1.31)             --
12/31/91       12.49        0.09          4.62          4.71      ( 0.08)        ( 0.75)             --
12/31/90       13.85        0.10         (0.83)        (0.73)     ( 0.10)        ( 0.51)         ( 0.02)
                                                 Growth Fund, Class I
12/31/98       21.36      ( 0.05)         5.18          5.13          --         ( 0.21)             --
3/31/97-
12/31/97       17.90        0.01          4.30          4.31          --         ( 0.85)             --
                                                 Special Fund, Class A
12/31/98       27.77      ( 0.27)         2.23          1.96          --         ( 0.73)             --
12/31/97       24.72      ( 0.02)         3.68          3.66          --         ( 0.61)             --
12/31/96       20.92      ( 0.04)         3.84          3.80          --             --              --
6/05/95-
12/31/95       19.56      ( 0.09)         2.48          2.39          --         ( 1.03)             --
                                                 Special Fund, Class B
12/31/98       27.27      ( 0.48)         2.20          1.72          --         ( 0.73)             --
12/31/97       24.46      ( 0.19)         3.61          3.42          --         ( 0.61)             --
12/31/96       20.84      ( 0.12)         3.74          3.62          --             --              --
6/05/95-
12/31/95       19.56      ( 0.12)         2.43          2.31          --         ( 1.03)             --
                                                 Special Fund, Class C
12/31/98       27.26      ( 0.55)         2.26          1.71          --         ( 0.73)             --
12/31/97       24.46      ( 0.20)         3.61          3.41          --         ( 0.61)             --
12/31/96       20.84      ( 0.13)         3.75          3.62          --             --              --
6/05/95-
12/31/95       19.56      ( 0.15)         2.46          2.31          --         ( 1.03)             --
                                                 Special Fund, Class T
12/31/98       27.34      ( 0.51)         2.26          1.75          --         ( 0.73)             --
12/31/97       24.48      ( 0.18)         3.65          3.47          --         ( 0.61)             --
12/31/96       20.84      ( 0.21)         3.85          3.64          --             --              --
12/31/95       19.64      ( 0.34)         2.57          2.23          --         ( 1.03)             --
12/31/94       20.79      ( 0.25)        (0.76)        (1.01)         --         ( 0.14)             --
12/31/93       17.40      ( 0.32)         3.83          3.51          --         ( 0.12)             --
12/31/92       15.74      ( 0.33)         2.61          2.28          --         ( 0.62)             --
12/31/91       10.64      ( 0.21)         6.24          6.03          --         ( 0.93)             --
12/31/90       11.67      ( 0.20)        (0.83)        (1.03)         --             --              --
                                       Balance Sheet Opportunities Fund, Class A
12/31/98       13.00        0.50          0.14          0.64      ( 0.56)        ( 0.74)             --
12/31/97       11.78        0.52          2.27          2.79      ( 0.54)        ( 1.03)             --
12/31/96       12.53        0.56          0.74          1.30      ( 0.57)        ( 1.48)             --
6/05/95-
12/31/95       12.77        0.43          1.06          1.49      ( 0.48)        ( 1.25)             --
                                       Balance Sheet Opportunities Fund, Class B
12/31/98       12.94        0.44          0.10          0.54      ( 0.46)        ( 0.74)             --
12/31/97       11.74        0.44          2.25          2.69      ( 0.46)        ( 1.03)             --
12/31/96       12.51        0.50          0.71          1.21      ( 0.50)        ( 1.48)             --
6/05/95-
12/31/95       12.77        0.35          1.09          1.44      ( 0.45)        ( 1.25)             --
                                       Balance Sheet Opportunities Fund, Class C
12/31/98       12.95        0.45          0.11          0.56      ( 0.46)        ( 0.74)             --
12/31/97       11.75        0.43          2.25          2.68      ( 0.45)        ( 1.03)             --
12/31/96       12.52        0.49          0.70          1.19      ( 0.48)        ( 1.48)             --
6/05/95-
12/31/95       12.77        0.38          1.07          1.45      ( 0.45)        ( 1.25)             --
                                       Balance Sheet Opportunities Fund, Class T
12/31/98       13.01        0.59         (0.01)         0.58      ( 0.47)        ( 0.74)             --
12/31/97       11.79        0.50          2.24          2.74      ( 0.49)        ( 1.03)             --
12/31/96       12.54        0.53          0.73          1.26      ( 0.53)        ( 1.48)             --
12/31/95       11.54        0.57          2.27          2.84      ( 0.59)        ( 1.25)             --
12/31/94       12.94        0.57         (1.25)        (0.68)     ( 0.54)        ( 0.16)         ( 0.02)
12/31/93       12.05        0.49          1.20          1.69      ( 0.49)        ( 0.31)             --
12/31/92       11.66        0.55          0.36          0.91      ( 0.52)            --              --
12/31/91       10.13        0.57          1.53          2.10      ( 0.57)            --              --
12/31/90       10.71        0.61         (0.54)         0.07      ( 0.63)            --          ( 0.02)



                                                       Net                         Ratio of       Ratio of net
                            Net Asset                Assets,      Ratio of          expense        investment
                              Value,                 end of       expenses       reimbursement       income
  Period        Total          end        Total      period      to average       to average       to average     Portfolio
   ended    Distributions   of period     Return     (000's)   net assets (1)   net assets (1)   net assets (1)   turnover
---------- --------------- ----------- ----------- ---------- ---------------- ---------------- ---------------- ----------
12/31/98       $  0.21)     $  26.06       23.61%   $ 29,358         1.37%              --            (0.47)%         98%
12/31/97        ( 0.85)        21.26       23.59       9,334         1.37             0.03%            0.04           32
12/31/96        ( 0.81)        17.92       20.54       4,750         1.50             0.06             0.11           62
6/05/95-
12/31/95        ( 4.09)        15.53       11.55       1,355         1.42               --             0.63          134
12/31/98        ( 0.21)        25.46       22.69      15,480         2.13               --            (1.26)          98
12/31/97        ( 0.85)        20.93       22.84       8,815         2.14               --            (0.95)          32
12/31/96        ( 0.81)        17.76       19.74       4,444         2.20             0.04            (0.55)          62
6/05/95-
12/31/95        ( 4.07)        15.50       11.27       1,987         2.07               --             0.06          134
12/31/98        ( 0.21)        25.48       22.90       1,625         2.13               --            (1.24)          98
12/31/97        ( 0.85)        20.91       22.73       1,152         2.17               --            (1.00)          32
12/31/96        ( 0.81)        17.76       19.74         365         2.20             0.15            (0.57)          62
6/05/95-
12/31/95        ( 4.05)        15.50       11.17          69         2.11               --             0.02          134
12/31/98        ( 0.21)        25.59       22.79      52,023         2.05               --            (1.19)          98
12/31/97        ( 0.85)        21.02       22.94      73,674         2.03               --            (0.81)          32
12/31/96        ( 0.81)        17.82       19.90      70,406         2.00             0.04            (3.05)          62
12/31/95        ( 4.06)        15.53       24.40      76,343         2.00               --             0.37          134
12/31/94        ( 0.25)        15.75       (7.66)     76,391         2.00               --             0.49           54
12/31/93        ( 0.72)        17.33       10.36      80,759         2.04               --             0.13           42
12/31/92        ( 1.33)        16.36        8.05      56,759         2.15               --             0.09           47
12/31/91        ( 0.83)        16.37       38.10      40,884         2.25               --             0.66           64
12/31/90        ( 0.63)        12.49       (5.24)     24,927         2.33               --             0.80           54
12/31/98        ( 0.21)        26.28       24.06      83,233         1.00               --            (0.13)          98
3/31/97-
12/31/97        ( 0.85)        21.36       24.29     113,529         1.02               --             0.08           32
12/31/98        ( 0.73)        29.00        7.59      45,461         1.47               --            (0.70)         257
12/31/97        ( 0.61)        27.77       14.92      78,160         1.43               --            (0.07)         175
12/31/96            --         24.72       18.16      65,660         1.46             0.01            (0.30)         140
6/05/95-
12/31/95        ( 1.03)        20.92       12.20       2,335         1.50               --            (0.91)          71
12/31/98        ( 0.73)        28.26        6.84     124,065         2.18               --            (1.43)         257
12/31/97        ( 0.61)        27.27       14.10     169,516         2.15               --            (0.78)         175
12/31/96            --         24.46       17.37     126,859         2.17             0.01            (1.01)         140
6/05/95-
12/31/95        ( 1.03)        20.84       11.79       1,491         2.20             0.01            (1.64)          71
12/31/98        ( 0.73)        28.24        6.81      29,746         2.22               --            (1.45)         257
12/31/97        ( 0.61)        27.26       14.06      51,460         2.18               --            (0.82)         175
12/31/96            --         24.46       17.37      37,342         2.20             0.01            (1.03)         140
6/05/95-
12/31/95        ( 1.03)        20.84       11.79          62         2.20             0.03            (1.60)          71
12/31/98        ( 0.73)        28.36        6.94      18,203         2.10               --            (1.33)         257
12/31/97        ( 0.61)        27.34       14.29      32,800         1.99               --            (0.62)         175
12/31/96            --         24.48       17.47      35,670         2.07             0.04            (0.89)         140
12/31/95        ( 1.03)        20.84       11.34      33,557         2.16               --            (1.50)          71
12/31/94        ( 0.14)        19.64       (4.86)     38,848         2.16               --            (1.25)          39
12/31/93        ( 0.12)        20.79       20.16      28,838         2.34               --            (1.66)          35
12/31/92        ( 0.62)        17.40       14.54      11,336         2.84               --            (2.12)          40
12/31/91        ( 0.93)        15.74       57.27       5,480         2.95             0.74            (1.57)          85
12/31/90            --         10.64       (8.83)      3,024         2.95             2.03            (0.97)          72
12/31/98        ( 1.30)        12.34        5.19      18,537         1.47               --             4.02           38
12/31/97        ( 1.57)        13.00       24.31       1,281         1.50             0.02             4.01          130
12/31/96        ( 2.05)        11.78       10.54       1,100         1.40             0.09             4.30          107
6/05/95-
12/31/95        ( 1.73)        12.53       11.95         797         1.27               --             4.99          131
12/31/98        ( 1.20)        12.28        4.38       5,107         2.17               --             3.33           38
12/31/97        ( 1.49)        12.94       23.48       4,969         2.15             0.02             3.37          130
12/31/96        ( 1.98)        11.74        9.76       3,765         2.10             0.07             3.64          107
6/05/95-
12/31/95        ( 1.70)        12.51       11.56       1,759         1.95               --             4.38          131
12/31/98        ( 1.20)        12.31        4.53         753         2.15               --             3.34           38
12/31/97        ( 1.48)        12.95       23.41         756         2.25               --             3.30          130
12/31/96        ( 1.96)        11.75        9.72         372         2.10             0.10             3.61          107
6/05/95-
12/31/95        ( 1.70)        12.52       11.49         231         1.91               --             4.49          131
12/31/98        ( 1.21)        12.38        4.64      24,065         1.89               --             3.59           38
12/31/97        ( 1.52)        13.01       23.91      53,201         1.83             0.04             3.70          130
12/31/96        ( 2.01)        11.79       10.18      59,490         1.69             0.06             3.99          107
12/31/95        ( 1.84)        12.54       25.11      72,472         1.68               --             4.44          131
12/31/94        ( 0.72)        11.54       (5.33)     73,764         1.69               --             4.36           59
12/31/93        ( 0.80)        12.94       14.08      80,841         1.77               --             3.99           38
12/31/92        ( 0.52)        12.05        8.06      56,823         2.02               --             4.73           59
12/31/91        ( 0.57)        11.66       21.17      49,367         2.06               --             5.21           77
12/31/90        ( 0.65)        10.13        0.78      44,750         2.10               --             5.73           57

(1)  Annualized See accompanying notes to financial statements.

   NORTHSTAR FUNDS
     FINANCIAL HIGHLIGHTS
     SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD (CONTINUED)
--------------------------------------------------------------------------------

                                         Net
                                      realized &                 Dividends   Distributions
            Net Asset                 unrealized      Total      declared       declared
              Value,        Net      gain (loss)      from       from net       from net     Distributions
  Period    beginning   investment        on       investment   investment      realized          from
   ended    of period     income     investments   operations     income          gain          Capital
---------- ----------- ------------ ------------- ------------ ------------ --------------- ---------------
                                               High Yield Fund, Class A
12/31/98     $  9.14     $  0.75       $  0.55)     $   0.20     $  0.75)       $  0.06)             --
12/31/97        8.94        0.73          0.23          0.96      ( 0.76)            --              --
12/31/96        8.56        0.76          0.44          1.20      ( 0.75)            --         $  0.07)
6/05/95-
12/31/95        8.68        0.48        ( 0.10)         0.38      ( 0.50)            --              --
                                               High Yield Fund, Class B
12/31/98        9.15        0.68        ( 0.56)         0.12      ( 0.69)        ( 0.06)             --
12/31/97        8.95        0.67          0.23          0.90      ( 0.70)            --              --
12/31/96        8.57        0.71          0.43          1.14      ( 0.69)            --          ( 0.07)
06/05/95-
12/31/95        8.68        0.44        ( 0.09)         0.35      ( 0.46)            --              --
                                               High Yield Fund, Class C
12/31/98        9.15        0.67        ( 0.54)         0.13      ( 0.69)        ( 0.06)             --
12/31/97        8.95        0.67          0.23          0.90      ( 0.70)            --              --
12/31/96        8.57        0.72          0.42          1.14      ( 0.69)            --          ( 0.07)
06/05/95-
12/31/95        8.68        0.44        ( 0.09)         0.35      ( 0.46)            --              --
                                               High Yield Fund, Class T
12/31/98        9.14        0.71        ( 0.54)         0.17      ( 0.73)        ( 0.06)             --
12/31/97        8.94        0.71          0.23          0.94      ( 0.74)            --              --
12/31/96        8.56        0.73          0.45          1.18      ( 0.73)            --          ( 0.07)
12/31/95        8.29        0.84          0.26          1.10      ( 0.83)            --              --
12/31/94        9.31        0.81        ( 0.99)        (0.18)     ( 0.83)        ( 0.01)             --
12/31/93        9.09        0.85          0.80          1.65      ( 0.83)        ( 0.60)             --
12/31/92        7.94        0.92          1.19          2.11      ( 0.94)        ( 0.02)             --
12/31/91        6.27        1.08          1.67          2.75      ( 1.08)            --              --
12/31/90        8.55        1.12        ( 2.30)        (1.18)     ( 1.10)            --              --
                                          Government Securities Fund, Class A
12/31/98        9.53        0.49            --          0.49      ( 0.64)            --              --
12/31/97        9.48        0.68            --          0.68      ( 0.63)            --              --
12/31/96       10.07        0.63        ( 0.60)         0.03      ( 0.62)            --              --
6/05/95-
12/31/95        9.51        0.34          0.59          0.93      ( 0.37)            --              --
                                          Government Securities Fund, Class B
12/31/98        9.55        0.51        ( 0.09)         0.42      ( 0.57)            --              --
12/31/97        9.48        0.52          0.11          0.63      ( 0.56)            --              --
12/31/96       10.07        0.57        ( 0.60)        (0.03)     ( 0.56)            --              --
6/05/95-
12/31/95        9.51        0.30          0.59          0.89      ( 0.33)            --              --
                                          Government Securities Fund, Class C
12/31/98        9.54        0.45        ( 0.05)         0.40      ( 0.56)            --              --
12/31/97        9.47        0.59          0.04          0.63      ( 0.56)            --              --
12/31/96       10.07        0.58        ( 0.62)        (0.04)     ( 0.56)            --              --
6/05/95-
12/31/95        9.51        0.30          0.59          0.89      ( 0.33)            --              --
                                          Government Securities Fund, Class T
12/31/98        9.55        0.58        ( 0.14)         0.44      ( 0.60)            --              --
12/31/97        9.48        0.57          0.10          0.67      ( 0.60)            --              --
12/31/96       10.07        0.60        ( 0.59)         0.01      ( 0.60)            --              --
12/31/95        8.74        0.58          1.35          1.93      ( 0.60)            --              --
12/31/94       10.32        0.56        ( 1.56)        (1.00)     ( 0.57)            --          ( 0.01)
12/31/93        9.22        0.59          1.09          1.68      ( 0.58)            --              --
12/31/92        8.99        0.61          0.23          0.84      ( 0.61)            --              --
12/31/91        8.47        0.67          0.52          1.19      ( 0.67)            --              --
12/31/90        8.47        0.68            --          0.68      ( 0.68)            --              --



                                                      Net                         Ratio of       Ratio of net
                            Net Asset               Assets,      Ratio of          expense        investment
                              Value,                end of       expenses       reimbursement       income
  Period        Total          end        Total     period      to average       to average       to average     Portfolio
   ended    Distributions   of period    Return     (000's)   net assets (1)   net assets (1)   net assets (1)   turnover
---------- --------------- ----------- ---------- ---------- ---------------- ---------------- ---------------- ----------
12/31/98       $  0.81)      $  8.53       2.25%   $ 31,134         1.26%              --             8.27%         135%
12/31/97        ( 0.76)         9.14      11.18      16,213         1.20               --             8.06          134
12/31/96        ( 0.82)         8.94      14.74      13,146         1.11               --             8.60          128
6/05/95-
12/31/95        ( 0.50)         8.56       4.48       7,466         1.02               --             9.83          103
12/31/98        ( 0.75)         8.52       1.28     139,711         1.97               --             7.50          135
12/31/97        ( 0.70)         9.15      10.38     108,469         1.91               --             7.35          134
12/31/96        ( 0.76)         8.95      13.94      79,199         1.81               --             7.88          128
06/05/95-
12/31/95        ( 0.46)         8.57       4.17      29,063         1.71               --             9.18          103
12/31/98        ( 0.75)         8.53       1.39      23,559         1.98               --             7.48          135
12/31/97        ( 0.70)         9.15      10.37      21,393         1.92               --             7.35          134
12/31/96        ( 0.76)         8.95      13.93      14,275         1.82               --             7.85          128
06/05/95-
12/31/95        ( 0.46)         8.57       4.17       3,410         1.72               --             9.29          103
12/31/98        ( 0.79)         8.52       1.79      89,116         1.60               --             7.83          135
12/31/97        ( 0.74)         9.14      10.86     109,320         1.47               --             7.77          134
12/31/96        ( 0.80)         8.94      14.49     124,431         1.31               --             8.43          128
12/31/95        ( 0.83)         8.56      13.71     139,711         1.33               --             9.69          103
12/31/94        ( 0.84)         8.29     ( 2.18)    136,426         1.34               --             9.08           86
12/31/93        ( 1.43)         9.31      18.89     125,095         1.40               --             8.84          176
12/31/92        ( 0.96)         9.09      27.57      64,063         1.50             0.05%           10.30          122
12/31/91        ( 1.08)         7.94      46.49      25,651         1.50             0.46            14.84           57
12/31/90        ( 1.10)         6.27     (14.59)     11,342         1.44             0.81            15.15          156
12/31/98        ( 0.64)         9.38       5.27      31,181         1.17             0.15             6.18          304
12/31/97        ( 0.63)         9.53       7.46       1,744         1.15             0.17             6.44          129
12/31/96        ( 0.62)         9.48       0.57      14,185         1.09             0.20             6.85          101
6/05/95-
12/31/95        ( 0.37)        10.07      10.04       3,235         1.02             0.20             6.01          295
12/31/98        ( 0.57)         9.40       4.49      27,250         1.90             0.15             5.55          304
12/31/97        ( 0.56)         9.55       6.93      13,503         1.89             0.17             5.50          129
12/31/96        ( 0.56)         9.48     ( 0.15)      9,135         1.80             0.20             6.05          101
6/05/95-
12/31/95        ( 0.33)        10.07       9.61       2,790         1.70             0.20             5.20          295
12/31/98        ( 0.56)         9.38       4.35       2,652         1.90             0.15             5.44          304
12/31/97        ( 0.56)         9.54       6.93         542         1.85             0.17             5.67          129
12/31/96        ( 0.56)         9.47     ( 0.21)      1,147         1.80             0.21             6.22          101
6/05/95-
12/31/95        ( 0.33)        10.07       9.61           8         1.68             0.20             5.28          295
12/31/98        ( 0.60)         9.39       4.84      49,713         1.55             0.15             5.97          304
12/31/97        ( 0.60)         9.55       7.38      89,939         1.45             0.20             5.99          129
12/31/96        ( 0.60)         9.48       0.32     112,126         1.30             0.21             6.37          101
12/31/95        ( 0.60)        10.07      22.90     150,951         1.30             0.20             6.23          295
12/31/94        ( 0.58)         8.74     ( 9.82)    152,608         1.29             0.20             6.00          315
12/31/93        ( 0.58)        10.32      18.48     184,156         1.31             0.20             5.83           81
12/31/92        ( 0.61)         9.22       9.77     144,144         1.39             0.20             6.81          120
12/31/91        ( 0.67)         8.99      14.73     121,389         1.44             0.20             7.68           87
12/31/90        ( 0.68)         8.47       8.57     108,420         1.43             0.20             8.23           17

(1)  Annualized See accompanying notes to financial statements.

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998
--------------------------------------------------------------------------------


Note 1. Organization and Significant Accounting Policies


      Organization -- Northstar Growth Fund, Northstar Special Fund, Northstar Balance Sheet Opportunities Fund, Northstar High Yield Fund and Northstar Government Securities Fund (collectively the "Funds") were organized under the laws of the Commonwealth of Massachusetts and registered under the Investment Company Act of 1940 as diversified open-end management investment companies. The name of each of the separate investment companies with its own investment objective and specific investment goals are set forth below:


      Northstar Growth Fund ("Growth Fund") seeks to achieve long-term growth of capital by investing principally in common stocks selected for their prospects for capital appreciation.


      Northstar Special Fund ("Special Fund") seeks to achieve capital appreciation through investment in a diversified portfolio of equity securities selected for their potential for growth, primarily in small and mid-capitalization companies.


      Northstar Balance Sheet Opportunities Fund ("Balance Sheet Opportunities Fund") seeks to realize income and secondarily, capital appreciation through investments in a balance of debt securities, common and preferred stocks, and securities convertible into common stock.


      Northstar High Yield Fund ("High Yield Fund") seeks to achieve high current income primarily through investments in long and intermediate-term high yield-high risk, lower-rated and nonrated corporate debt instruments.


      Northstar Government Securities Fund ("Government Securities Fund") seeks to achieve a high level of current income and to conserve principal by investing in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.


      Security Valuation -- Equity securities are valued daily at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid and asked prices for such securities, or, if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Funds. The books and records of the Funds are maintained in U.S. dollars. Securities quoted in foreign currencies are translated into U.S. dollars based on the prevailing exchange rates on that day. The Adviser uses independent pricing services to price the Funds' securities.


      Security Transactions, Investment Income, Expenses -- Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; discounts are accreted, and premiums amortized to par at maturity; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/ unrealized gains/losses, are allocated proportionately to each Fund or class of shares based upon the relative daily net asset value.


      Distributions to Shareholders -- Dividends from net investment income are declared and paid monthly by the Government Securities Fund and High Yield Fund, and declared and paid quarterly by the Balance Sheet Opportunities Fund and declared and paid annually by the Growth Fund and Special Fund. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.


      The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of net operating losses and foreign currency transactions. As of December 31, 1998, the following amounts have been reclassified between undistributed net investment income, accumulated net realized gain on investments and paid-in-capital:



                      Undistributed     Accumulated Net
                     Net Investment      Realized Gain        Paid-In-
                         Income         on Investments         Capital
                    ----------------   ----------------   ----------------
 Growth Fund        $1,120,133         $    83,651        $(1,203,784)
 Special Fund        3,424,661                  --         (3,424,661)
 Balance Sheet
   Opportunities
   Fund                (1,646)               1,646                 --
 High Yield
   Fund               441,228          (11,073,838)        10,632,610
 Government
   Securities
   Fund                    --               12,562            (12,562)

      These restatements did not affect net investment income, net realized gain on investments, or net assets for the year ended December 31,1998.


      Foreign Currency -- The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998
--------------------------------------------------------------------------------

      Net realized gain(loss) on foreign currency transactions represents the foreign exchange: (1) gains and losses from the sale of holdings of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. Net change in unrealized appeciation (depreciation) of investment and foreign currency arise from changes in the value of assets and liabilities including investment in securities at fiscal year end, resulting from changes in the exchange rate.


      Foreign Currency Forward Contracts -- The Funds may enter into foreign currency forward contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the funds' net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.


      Options -- The Funds may write (sell) and purchase put and call options. The premium collected or paid by a Fund for the sale or purchase of a call or put option is recorded as an investment and subsequently "marked to market" to reflect the current market value of the option. If an option which a Fund has sold or purchased expires on the stipulated expiration date, the Fund realizes a gain or loss in the amount of the premium received or paid for the option.


      For written options, the Fund's obligation may be discharged in three ways: (1) the option expires on the stipulated expiration date; (2) the option holder excercises the right to call (buy) or put (sell) the security, or (3) the Fund enters into a closing transaction. If the option is held until expiration, the Fund recognizes a gain equal to the amount of premium received. If the written call option is exercised by the counterparty, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If the written put option is exercised by the counterparty, the premium reduces the cost basis of the securities purchased by the Fund. If the Fund enters into a closing transaction, a gain or loss is recognized equal to the difference between the premium received by the Fund from the counterparty and the amount paid by the Fund on effecting a closing purchase transaction, including brokerage commissions. As the writer of options, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option.


      Futures contracts -- The Funds may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.


      Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Funds' agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.


      Variation margin payments are received or made by the Funds each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Funds recognize a gain or loss equal to the daily variation margin. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract.


      Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.


      Repurchase Agreements -- The Funds' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.



      Federal Income Taxes -- The Funds intend to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to their respective shareholders. Therefore, no Federal income tax provision or excise tax provision is required.



      Management's Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998
--------------------------------------------------------------------------------

affect the reported amounts of assets and liabilites at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


Note 2. Investment Adviser, Administrator and Distributor


      Northstar, Inc. (and its wholly-owned operating subsidiaries, Northstar Investment Management Corp., Northstar Distributors, Inc. and Northstar Administrator Corp.) is an indirect wholly-owned subsidiary of ReliaStar Financial Corp. Northstar Investment Management Corp. (the "Adviser") serves as each Fund's investment adviser. Each Fund pays the Adviser an investment advisory fee calculated at an annual rate of 0.60% of average daily net assets for High Yield Fund, 0.65% of average daily net assets for the Government Securities Fund, and Balance Sheet Opportunities Funds, and 0.75% of average daily net assets for the Growth and Special Funds. The Adviser has agreed to waive 0.15% of its advisory fee for the Government Securities Fund through December 31, 1998 and therefore the rate paid equals 0.50% of average daily net assets. For the year ended December 31, 1998, the Adviser waived $160,854 of advisory fees for the Government Securities Fund. For the year ended December 31, 1998, the Funds paid advisory fees to Northstar Investment Management Corp. of $6,175,634. Navellier Fund Management, Inc.("Navellier"), a registered investment adviser, served as subadviser to the Special Fund pursuant to a Subadvisory Agreement dated February 1, 1996 which was terminated June 30, 1998, between the Adviser and Navellier. For its services, Navellier received an annual fee equal to 0.48% of the average daily net assets of the Fund. For the period ended June 30, 1998, Navellier received $789,408.


      Northstar Administrators Corp.(the "Administrator"), an affiliate of the Adviser, serves as each Fund's administrator. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets, and an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of benefical owners of shares. For the year ended December 31, 1998, the Administrator earned $1,163,818 in administrative and account servicing fees.


      Northstar Distributors, Inc. (the "Distributor") an affiliate of the Adviser and the Administrator, is the distributor of each Fund's shares. Under separate Plans of Distribution pertaining to Class A, Class B, Class C, and Class T shares, the Funds pay the Distributor monthly service fees at an annual rate of 0.25% of the average daily net assets in the case of Class A, Class B, Class C and Class T shares, and monthly distribution fees at the annual rate of 0.05% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class B and Class C shares for all Funds. Class T shares pay monthly distribution fees at an annual rate of 0.40% of average daily net assets for the Government Securities and High Yield Funds, 0.50% of average daily net assets for the Balance Sheet Opportunities Fund and 0.70% of average daily net assets for the Growth and Special Funds. Class I does not pay distribution or service fees. At December 31, 1998, the Funds owed the Distributor $485,359 in service and distribution fees.


      The Distributor also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B, Class C, and Class T shares. For the year ended December 31, 1998, the Distributor earned the following amounts in sales charges:



                            Class A     Class B     Class C    Class T
                             Shares      Shares      Shares    Shares
                           --------- ------------- --------- ----------
Initial sales charges       $53,329      N/A         N/A       N/A
Contingent deferred sales
   charges                  $16,257   $1,751,799    $47,162   $81,733

Note 3. Transactions in Written Call and Put Options


      As of December 31, 1998, cash valued at $517,407 was held in escrow by the custodian as collateral for call options written by the Government Securities Fund.


      Transactions in options written for the Government Securities Fund during the year ended December 31, 1998 were as follows:



                                             Contracts         Premiums
                                           -------------   ---------------
 Options written                            229,700       $ 21,084,634
 Options terminated in closing purchase
   transactions                             (48,145)       (11,179,581)
 Options expired                           (155,905)        (8,572,240)
 Options exercised                          (25,650)        (1,332,813)
                                           ---------       ------------
 Options outstanding at December 31,
   1998                                           0        $         0
                                           ---------       ------------

      During the year ended December 31, 1998, the Government Securities Fund had $1,005,381 in realized losses from closing option transactions.

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998
--------------------------------------------------------------------------------

Note 4. Purchases and Sales of Investment Securities


     The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended December 31, 1998, were as follows:

                                                                                                      Government
                           Growth           Special           Balance Sheet         High Yield        Securities
                            Fund              Fund         Opportunities Fund          Fund              Fund
                      ---------------   ---------------   --------------------   ---------------   ---------------
Aggregate purchases    $194,008,779      $648,431,570          $20,700,341        $369,326,663      $367,759,249
Aggregate sales        $258,936,606      $770,163,258          $33,183,313        $328,631,154      $325,235,806

     U.S. Government Securities included above were as follows:

                                              Balance Sheet                      Government
                       Growth     Special     Opportunities     High Yield       Securities
                        Fund        Fund           Fund            Fund             Fund
                      --------   ---------   ---------------   ------------   ---------------
Aggregate purchases   $  --      $  --             $--          $1,032,616     $365,081,437
Aggregate sales       $  --      $  --             $--          $       --     $323,739,381

Note 5. Portfolio Securities (Tax Basis)


     The cost of securities for federal income tax purposes and the aggregate appreciation and depreciation of securities at December 31, 1998 were as follows:

                                                                              Balance Sheet                       Government
                                                  Growth         Special      Opportunities      High Yield       Securities
                                                   Fund            Fund            Fund             Fund            Funnd
                                             --------------- --------------- --------------- ----------------- ---------------
Cost (tax basis)                              $109,994,482    $152,914,809    $ 41,943,283     $ 277,578,627    $104,877,804
                                              ------------    ------------    ------------     -------------    ------------
Appreciated Securities                          70,897,467      64,004,652      13,729,190         6,812,342       2,133,787
Depreciated Securities                            (279,006)     (1,066,508)     (7,843,159)      (20,783,811)     (2,323,526)
                                              ------------    ------------    ------------     -------------    ------------
Net Unrealized Appreciation (Depreciation)    $ 70,618,461    $ 62,938,144    $  5,886,031     $ (13,971,469)   $   (189,739)
                                              ------------    ------------    ------------     -------------    ------------

Note 6. Capital Share Transactions


     Transactions in capital shares of each Fund for the year ended December 31, 1998, were as follows:

                                                       Growth Fund
                  --------------------------------------------------------------------------------------
                            Class A                      Class B                      Class C
                  ---------------------------- ---------------------------- ----------------------------
                      Shares        Amount        Shares         Amount        Shares         Amount
                  ------------- -------------- ------------ --------------- ------------ ---------------
Shares sold         1,006,647    $ 22,997,231     273,349    $   5,996,702      79,910    $   1,823,822
Reinvested
  dividends             8,571         215,136       3,913           95,879         424           10,410
Shares redeemed      (327,683)     (7,307,908)    (90,460)      (1,938,294)    (71,640)      (1,591,116)
                    ---------    ------------     -------    -------------     -------    -------------
Net increase
  (decrease)          687,535    $ 15,904,459     186,802    $   4,154,287       8,694    $     243,116
                    ---------    ------------     -------    -------------     -------    -------------

                                             Growth Fund
                  -----------------------------------------------------------------
                              Class T                          Class I
                  -------------------------------- --------------------------------
                       Shares          Amount           Shares          Amount
                  --------------- ---------------- --------------- ----------------
Shares sold              46,535    $     630,574               0    $           0
Reinvested
  dividends              15,938          392,841          34,255          866,645
Shares redeemed      (1,533,469)     (34,281,909)     (2,181,662)     (49,663,312)
                     ----------    -------------      ----------    -------------
Net increase
  (decrease)         (1,470,996)   $ (33,258,494)     (2,147,407)   $ (48,796,667)
                     ----------    -------------      ----------    -------------

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                      Special Fund
                            -----------------------------------------------------------------
                                        Class A                          Class B
                            -------------------------------- --------------------------------
                                 Shares          Amount           Shares          Amount
                            --------------- ---------------- --------------- ----------------
Shares sold                       382,273    $  10,956,276         545,403    $  15,056,320
Reinvested dividends               37,919          920,290          90,696        2,145,768
Shares redeemed                (1,667,328)     (46,516,064)     (2,460,940)     (65,745,031)
                               ----------    -------------      ----------    -------------
Net decrease                   (1,247,136)   $ (34,639,498)     (1,824,841)   $ (48,542,943)
                               ----------    -------------      ----------    -------------
                                             Balance Sheet Opportunities Fund
                            ------------------------------------------------------------------
                                Class A                                  Class B
                            -------------------------------- --------------------------------
                                Shares           Amount          Shares           Amount
                            -------------    -------------   -------------    -------------
Shares sold                     1,534,971    $  20,636,138         102,560    $   1,348,124
Reinvested dividends              111,595        1,358,125          31,791          388,308
Shares redeemed                  (242,430)      (3,001,196)       (102,461)      (1,330,402)
                            -------------    -------------   -------------    -------------
Net increase (decrease)         1,404,136    $  18,993,067          31,890    $     406,030
                            -------------    -------------   -------------    -------------
                                                     High Yield Fund
                            ------------------------------------------------------------------
                                Class A                                  Class B
                            -------------------------------- --------------------------------
                                Shares           Amount          Shares           Amount
                            -------------    -------------   -------------    -------------
Shares sold                     1,333,841    $  12,457,996       3,919,058    $  35,441,155
Issued in merger (Note12)       1,101,804        9,430,284       2,327,545       19,939,792
Reinvested dividends              119,266        1,050,377         336,103        2,973,114
Shares redeemed                  (677,072)      (6,031,135)     (2,048,986)     (17,616,654)
                            -------------    -------------   -------------    -------------
Net increase (decrease)         1,877,839    $  16,907,522       4,533,720    $  40,737,407
                            -------------    -------------   -------------    -------------
                                                Government Securities Fund
                            ------------------------------------------------------------------
                                Class A                                  Class B
                            -------------------------------- --------------------------------
                                Shares           Amount          Shares           Amount
                            -------------    -------------   -------------    -------------
Shares sold                     4,260,830    $  40,351,078       2,068,718    $  19,733,721
Reinvested dividends               69,676          659,133          90,647          859,973
Shares redeemed                (1,188,942)     (11,249,259)       (674,093)      (6,406,150)
                            -------------    -------------   -------------    -------------
Net increase (decrease)         3,141,564    $  29,760,952       1,485,272    $  14,187,544
                            -------------    -------------   -------------    -------------

                                                      Special Fund
                            -----------------------------------------------------------------
                                        Class C                          Class T
                            -------------------------------- --------------------------------
                                 Shares          Amount           Shares          Amount
                            --------------- ---------------- --------------- ----------------
Shares sold                       282,590    $   7,713,920           5,412    $     163,550
Reinvested dividends               14,731          348,396          19,335          459,210
Shares redeemed                (1,131,357)     (30,735,989)       (582,436)     (15,952,837)
                               ----------    -------------        --------    -------------
Net decrease                     (834,036)   $ (22,673,673)       (557,689)   $ (15,330,077)
                               ----------    -------------        --------    -------------
                                Class C                                   Class T
                            -------------------------------- ---------------------------------
                                Shares           Amount          Shares           Amount
                            -------------    -------------   -------------    -------------
Shares sold                         9,419    $     124,617          22,306    $     297,230
Reinvested dividends                5,343           65,485         178,879        2,227,493
Shares redeemed                   (11,961)        (148,181)     (2,345,539)     (31,109,175)
                            -------------    -------------   -------------    -------------
Net increase (decrease)             2,801    $      41,921      (2,144,354)   $ (28,584,452)
                            -------------    -------------   -------------    -------------
                                Class C                                   Class T
                            -------------------------------- ---------------------------------
                                Shares           Amount          Shares           Amount
                            -------------    -------------   -------------    -------------
Shares sold                       950,767    $   8,562,136         164,080    $   1,235,978
Issued in merger (Note12)         208,474        1,787,395       1,185,636       10,147,120
Reinvested dividends               58,769          519,682         455,225        4,355,999
Shares redeemed                  (793,765)      (7,042,221)     (3,304,234)     (29,905,769)
                            -------------    -------------   -------------    -------------
Net increase (decrease)           424,245    $   3,826,992      (1,499,293)   $ (14,166,672)
                            -------------    -------------   -------------    -------------
                                Class C                                   Class T
                            -------------------------------- ---------------------------------
                                Shares           Amount          Shares           Amount
                            -------------    -------------   -------------    -------------
Shares sold                       842,471    $   8,018,617          35,329    $     336,252
Reinvested dividends                6,162           58,582         295,996        2,807,524
Shares redeemed                  (622,700)      (5,907,953)     (4,458,543)     (42,359,549)
                            -------------    -------------   -------------    -------------
Net increase (decrease)           225,933    $   2,169,246      (4,127,218)   $ (39,215,773)
                            -------------    -------------   -------------    -------------

     Transactions in capital shares of each Fund for the year ended December 31, 1997, were as follows:

                                               Growth Fund
                       -----------------------------------------------------------
                                   Class A                       Class B
                       -------------------------------- --------------------------
                            Shares          Amount         Shares        Amount
                       --------------- ---------------- ------------ -------------
Shares sold                4,948,104    $  90,181,184      196,741    $4,073,833
Reinvested dividends          16,078          328,000       14,024       278,226
Shares redeemed           (4,790,196)     (92,183,541)     (39,870)     (806,346)
                          ----------    -------------      -------    ----------
Net increase
 (decrease)                  173,986    $  (1,674,357)     170,895    $3,545,713
                          ----------    -------------      -------    ----------

                                                            Growth Fund
                       -------------------------------------------------------------------------------------
                                Class C                      Class T                       Class I
                       -------------------------- ------------------------------ ---------------------------
                          Shares        Amount        Shares         Amount         Shares        Amount
                       ------------ ------------- ------------- ---------------- ------------ --------------
Shares sold                45,632    $   942,905      103,219    $   2,051,076    5,103,096    $ 99,644,149
Reinvested dividends        1,589         31,885      132,655        2,674,236      212,049       4,342,756
Shares redeemed           (12,677)      (268,724)    (682,339)     (13,898,169)           0               0
                          -------    -----------     --------    -------------    ---------    ------------
Net increase
 (decrease)                34,544    $   706,066     (446,465)   $  (9,172,857)   5,315,145    $103,986,905
                          -------    -----------     --------    -------------    ---------    ------------

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                     Special Fund
                           -----------------------------------------------------------------
                                       Class A                          Class B
                           -------------------------------- --------------------------------
                                Shares          Amount           Shares          Amount
                           --------------- ---------------- --------------- ----------------
 Shares sold                   1,364,964    $  35,499,440       2,018,199    $   52,638,926
 Reinvested dividends             50,419        1,341,158          88,461         2,311,517
 Shares redeemed              (1,257,205)     (33,779,086)     (1,077,764)      (28,194,293)
                              ----------    -------------      ----------    --------------
 Net increase (decrease)         158,178    $   3,061,512       1,028,896    $   26,756,150
                              ----------    -------------      ----------    --------------
                                            Balance Sheet Opportunities Fund
                           ------------------------------------------------------------------
                               Class A                                  Class B
                           -------------------------------- --------------------------------
                               Shares           Amount          Shares           Amount
                           -------------    -------------   -------------    --------------
 Shares sold                      18,655    $     247,494          80,799    $    1,029,162
 Reinvested dividends              9,094          115,909          34,359           436,019
 Shares redeemed                 (22,622)        (289,132)        (51,749)         (651,384)
                           -------------    -------------   -------------    --------------
 Net increase (decrease)           5,127    $      74,271          63,409    $      813,797
                           -------------    -------------   -------------    --------------
                                                    High Yield Fund
                           ------------------------------------------------------------------
                               Class A                                  Class B
                           -------------------------------- --------------------------------
                               Shares           Amount          Shares           Amount
                           -------------    -------------   -------------    --------------
 Shares sold                     673,910    $   6,107,186       4,082,034    $   36,992,626
 Reinvested dividends             68,304          617,643         223,181         2,020,829
 Shares redeemed                (438,817)      (3,958,008)     (1,299,119)      (11,783,138)
                           -------------    -------------   -------------    --------------
 Net increase (decrease)         303,397    $   2,766,821       3,006,096    $   27,230,317
                           -------------    -------------   -------------    --------------
                                               Government Securities Fund
                           ------------------------------------------------------------------
                               Class A                                  Class B
                           -------------------------------- --------------------------------
                               Shares           Amount          Shares           Amount
                           -------------    -------------   -------------    --------------
 Shares sold                      61,921    $     582,690         578,504    $    5,464,770
 Reinvested dividends             39,003          361,654          56,149           526,891
 Shares redeemed              (1,414,955)     (13,335,151)       (184,573)       (1,732,986)
                           -------------    -------------   -------------    --------------
 Net increase (decrease)      (1,314,031)   $ (12,390,807)        450,080    $    4,258,675
                           -------------    -------------   -------------    --------------

                                                     Special Fund
                           ----------------------------------------------------------------
                                      Class C                          Class T
                           ------------------------------ ---------------------------------
                               Shares         Amount           Shares           Amount
                           ------------- ---------------- --------------- -----------------
 Shares sold                   875,397    $   22,754,897         49,189     $   1,297,161
 Reinvested dividends           16,358           427,279         25,930           679,363
 Shares redeemed              (531,137)      (13,917,748)      (332,440)       (8,754,042)
                              --------    --------------       --------     -------------
 Net increase (decrease)       360,618    $    9,264,428       (257,321)    $  (6,777,518)
                              --------    --------------       --------     -------------

                              Class C                                  Class T
                           ------------------------------ ----------------------------------
                              Shares          Amount          Shares           Amount
                           -----------    --------------  -------------     -------------
 Shares sold                    26,217    $      320,585         19,037     $     257,056
 Reinvested dividends            6,029            76,490        399,395         5,088,456
 Shares redeemed                (5,429)          (70,103)    (1,374,726)      (17,318,819)
                           -----------    --------------  -------------     -------------
 Net increase (decrease)        26,817    $      326,972       (956,294)    $ (11,973,307)
                           -----------    --------------  -------------     -------------

                              Class C                                  Class T
                           ------------------------------ ----------------------------------
                              Shares          Amount          Shares           Amount
                           -----------    --------------  -------------     -------------
 Shares sold                 1,196,278    $   10,861,847        304,769     $   2,758,156
 Reinvested dividends           30,648           277,663        552,318         4,989,424
 Shares redeemed              (483,573)       (4,370,241)    (2,811,948)      (25,483,373)
                           -----------    --------------  -------------     -------------
 Net increase (decrease)       743,353    $    6,769,269     (1,954,861)    $ (17,735,793)
                           -----------    --------------  -------------     -------------

                              Class C                                  Class T
                           ------------------------------ ----------------------------------
                              Shares          Amount          Shares           Amount
                           -----------    --------------  -------------     -------------
 Shares sold                    68,250    $      644,001         37,047     $     353,721
 Reinvested dividends              700             6,593        424,682         3,974,851
 Shares redeemed              (133,228)       (1,259,675)    (2,875,090)      (26,999,184)
                           -----------    --------------  -------------     -------------
 Net increase (decrease)       (64,278)   $     (609,081)    (2,413,361)    $ (22,670,612)
                           -----------    --------------  -------------     -------------

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998
--------------------------------------------------------------------------------

Note 7. Credit risk and Defaulted Securities

      Although the Funds have a diversified portfolio, the High Yield had 91.0% and 49.2%, respectively, of their portfolios invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At December 31, 1998, the Balance Sheet Opportunities and High Yield Income Funds held SA Telecommunications, Inc., a company in bankruptcy. In addition, the High Yield Fund held Capital Gaming International, Inc., a security in default.

      For financial reporting purposes, it is each Fund's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted bonds for the current reporting period.


Note 8. Security Loans

      Each Fund may lend its securities to brokers, dealers and other financial institutions in amounts up to one third of the value of its total assets. The loans are fully collateralized at all times by cash or liquid high grade securities. As with other extensions of credit, each Fund may bear risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending its securities in the form of fees or all or a portion of the income from investments of the collateral. The Funds also continue to earn income on the securities loaned. At December 31, 1998, the Funds did not have any securities on loan.


Note 9. Federal Income Tax -- Capital Loss Carryforward

      At December 31, 1998, the High Yield Fund had capital loss carryforwards acquired from Northstar Strategic Income Fund expiring December 31, 2002, 2003 and 2006 of $640,074, $1,301,325 and $8,691,211, respectively. The Government
Securities Fund had capital loss carryforwards expiring December 31, 2002 and 2005 of $16,131,129 and $2,339,660, respectively.


Note 10. Compensating Balance Arrangement


      The Funds have an informal compensating balance with the Custodian whereby the Funds may have overdrafts in their respective accounts and have no interest assessed on the overdrafts. In return, the Funds are required to maintain positive balances to offset negative balances. The required deposits are calculated by dividing the overdrawn amounts by 0.90. At December 31, 1998, the Funds did not have any compensating balances.

Note 11. Letter of Credit

      The Northstar Funds,Northstar Equity Trust, Northstar Galaxy Trust and Northstar Trust (collectively the "Funds") have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $50,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the year ended December 31, 1998, the Funds did not have any loans outstanding.


Note 12. Transfer of Net Assets

      At the close of business on November 20, 1998 ( the "Closing"), the Northstar High Yield Fund ("High Yield Fund") acquired the net assets of the Northstar Strategic Income Fund, ("Strategic Income Fund ") pursuant to an Agreement and Plan of Reorganization (the "Agreement") dated September 1, 1998. In accordance with the Agreement, the High Yield Fund, at the Closing, issued 4,822,341 shares having an aggregate value of $41,304,591, which included unrealized depreciation on investments of $1,662,193 and accumulated net realized loss of ($10,632,61). As a result the High Yield Fund issued
1.184579439 shares for each Strategic Fund Class A; 1.183197200 shares for each Strategic Fund Class B; 1.180863477 shares for each Strategic Fund Class C; and
1.184579439 shares for each Strategic Fund Class T . The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Directly after the merger the combined net assets in the High Yield Fund were $283,575,377 with a net asset value of $8.56 for Class A, $8.57 for Class B and C, and $8.56 for Class T shares.

Tax Information (Unaudited)

      The amount of the long-term capital gain paid for the year ended December 31, 1998 was $1,668,524, $5,804,109, $1,454,847 and $1,942,393 for the
 Northstar Growth, Special, Balance Sheet Opportunities, and High Yield Funds, respectively.

      Of the ordinary distribution made during the year ended December 31, 1998, the following percentages qualify for the dividend received deduction available to corporate shareholders; 2.55% and 14.16% for the High Yield Fund and Balance Sheet Opportunities Fund, respectively.

      The above figures may differ from those cited elsewhere in this report due to the difference in the calculation of income and gains for Securities and Exchange Commission (book) purpose and Internal Revenue Service (tax) purposes.

     NORTHSTAR FUNDS
     REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees

of Northstar Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly in all material respects, the financial position of the Northstar Funds, comprising the Northstar Growth Fund, Northstar Special Fund, Northstar Balance Sheet Opportunities Fund, Northstar High Yield Fund, and Northstar Government Securities Fund (collectively, the "Funds") at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereinafter referred to as "financial statements")are the responsibility of the Funds'management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP


New York, New York
February 5, 1999

                         [NORTHSTAR LOGO APPEARS HERE]